UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio I - MMGPX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio II - MMGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio I - MEMEX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio II - MSMBX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio I - MIMPX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio II - MGTPX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio I - MEGIX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio II - MEGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio I - MEMNX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio II - MBDBX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class I  MMGPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.95%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$223,823,319
# of Portfolio Holdings	35
Portfolio Turnover Rate	52%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.5%
Consumer Discretionary
12.4%
Industrials
12.2%
Financials
11.5%
Communication Services
10.6%
Health Care
9.4%
Consumer Staples
4.2%
Real Estate
2.4%
Short-Term Investments
0.8%

Value	Value
Short-Term Investments	0.8%
Real Estate	2.4%
Consumer Staples	4.2%
Health Care	9.4%
Communication Services	10.6%
Financials	11.5%
Industrials	12.2%
Consumer Discretionary	12.4%
Information Technology	36.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.9%
QXO, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
MicroStrategy, Inc.	6.2%
ROBLOX Corp.	5.9%
Core & Main, Inc.	5.1%
IonQ, Inc.	5.0%
Royalty Pharma PLC	4.8%
Trade Desk, Inc.	4.7%
Snowflake, Inc.	3.6%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MMGPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class II  MMGTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.05%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$223,823,319
# of Portfolio Holdings	35
Portfolio Turnover Rate	52%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	2.4%
Consumer Staples	4.2%
Health Care	9.4%
Communication Services	10.6%
Financials	11.5%
Industrials	12.2%
Consumer Discretionary	12.4%
Information Technology	36.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.9%
QXO, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
MicroStrategy, Inc.	6.2%
ROBLOX Corp.	5.9%
Core & Main, Inc.	5.1%
IonQ, Inc.	5.0%
Royalty Pharma PLC	4.8%
Trade Desk, Inc.	4.7%
Snowflake, Inc.	3.6%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MMGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class I  MEMEX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.25%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$162,831,213
# of Portfolio Holdings	92
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India
24.3%
China
21.9%
Taiwan
20.0%
Korea, Republic of
8.2%
Brazil
5.1%
Mexico
4.9%
United States
4.0%
South Africa
3.3%
Poland
2.8%
Saudi Arabia
1.4%
Other
4.1%

Value	Value
Other	4.1%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.0%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.2%
Taiwan	20.0%
China	21.9%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.9%
WEG SA	1.6%
Total	36.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MEMEX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class II  MSMBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$69	1.30%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$162,831,213
# of Portfolio Holdings	92
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.1%
Saudi Arabia	1.4%
Poland	2.8%
South Africa	3.3%
United States	4.0%
Mexico	4.9%
Brazil	5.1%
Korea, Republic of	8.2%
Taiwan	20.0%
China	21.9%
India	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.4%
China Construction Bank Corp.	2.5%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.2%
ICICI Bank Ltd.	2.1%
BYD Co. Ltd.	1.9%
HDFC Bank Ltd.	1.9%
WEG SA	1.6%
Total	36.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSMBX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class I  MIMPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$82,264,133
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.7%
Asset-Backed Securities	0.8%
Mortgages - Other	1.5%
U.S. Treasury Securities	3.6%
Agency Fixed Rate Mortgages	4.0%
Corporate Bonds	8.9%
Short-Term Investments	15.7%
Sovereign	18.7%
Common Stocks	45.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.5%
Multi National	0.7%
Oceania	2.4%
Asia	8.4%
Europe	18.2%
North America	69.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MIMPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class II  MGTPX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	0.98%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$82,264,133
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.5%
Supranational	0.7%
Asset-Backed Securities	0.8%
Mortgages - Other	1.5%
U.S. Treasury Securities	3.6%
Agency Fixed Rate Mortgages	4.0%
Corporate Bonds	8.9%
Short-Term Investments	15.7%
Sovereign	18.7%
Common Stocks	45.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
Africa	0.0%Footnote Reference†
South America	0.5%
Multi National	0.7%
Oceania	2.4%
Asia	8.4%
Europe	18.2%
North America	69.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MGTPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class I  MEGIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$783,364,568
# of Portfolio Holdings	29
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
50.0%
Consumer Discretionary
16.4%
Financials
14.8%
Communication Services
6.0%
Health Care
5.8%
Industrials
4.9%
Short-Term Investments
2.1%

Value	Value
Short-Term Investments	2.1%
Industrials	4.9%
Health Care	5.8%
Communication Services	6.0%
Financials	14.8%
Consumer Discretionary	16.4%
Information Technology	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
MicroStrategy, Inc.	6.6%
Affirm Holdings, Inc.	6.6%
ROBLOX Corp.	5.9%
Tesla, Inc.	5.7%
AppLovin Corp.	5.3%
Shopify, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.8%
Snowflake, Inc.	4.8%
Total	61.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MEGIX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class II  MEGTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$46	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$783,364,568
# of Portfolio Holdings	29
Portfolio Turnover Rate	48%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Industrials	4.9%
Health Care	5.8%
Communication Services	6.0%
Financials	14.8%
Consumer Discretionary	16.4%
Information Technology	50.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
MicroStrategy, Inc.	6.6%
Affirm Holdings, Inc.	6.6%
ROBLOX Corp.	5.9%
Tesla, Inc.	5.7%
AppLovin Corp.	5.3%
Shopify, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.8%
Snowflake, Inc.	4.8%
Total	61.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MEGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class I  MEMNX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$103,868,068
# of Portfolio Holdings	284
Portfolio Turnover Rate	65%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	2.3%
Short-Term Investments	4.9%
Senior Loan Interests	8.9%
Corporate Bonds	28.3%
Sovereign	55.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.5%
Not Rated	6.8%
D	2.5%
CC	3.0%
CCC	13.9%
B	28.5%
BB	22.7%
BBB	14.4%
A	2.4%
AA	2.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MEMNX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class II  MBDBX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$59	1.15%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$103,868,068
# of Portfolio Holdings	284
Portfolio Turnover Rate	65%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Warrants	2.3%
Short-Term Investments	4.9%
Senior Loan Interests	8.9%
Corporate Bonds	28.3%
Sovereign	55.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	3.5%
Not Rated	6.8%
D	2.5%
CC	3.0%
CCC	13.9%
B	28.5%
BB	22.7%
BBB	14.4%
A	2.4%
AA	2.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MBDBX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2025 (unaudited)

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.1%)
Automobiles (0.3%)
Rivian Automotive, Inc., Class A (a)	39,858	$548
Beverages (0.6%)
Celsius Holdings, Inc. (a)	26,823	1,244
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	1,679	548
Argenx SE ADR (Belgium) (a)	835	460
ProKidney Corp. (a)	126,796	75
Roivant Sciences Ltd. (a)	261,218	2,944
		4,027
Broadline Retail (3.6%)
Global-e Online Ltd. (Israel) (a)	242,335	8,128
Entertainment (5.9%)
ROBLOX Corp., Class A (a)	125,839	13,238
Financial Services (8.6%)
Affirm Holdings, Inc. (a)	207,417	14,341
Federal National Mortgage Association (a)	464,779	4,434
Toast, Inc., Class A (a)	12,756	565
		19,340
Health Care Equipment & Supplies (0.5%)
Dexcom, Inc. (a)	12,914	1,127
Health Care Providers & Services (2.3%)
Agilon Health, Inc. (a)	1,269,583	2,920
HealthEquity, Inc. (a)	21,473	2,250
		5,170
Information Technology Services (16.7%)
Cloudflare, Inc., Class A (a)	148,753	29,129
Snowflake, Inc., Class A (a)	36,653	8,202
		37,331
Leisure Products (1.0%)
Peloton Interactive, Inc., Class A (a)	312,542	2,169
Machinery (0.7%)
Symbotic, Inc. (a)(b)	41,195	1,600
Media (4.8%)
Trade Desk, Inc., Class A (a)	148,479	10,689
Personal Care Products (3.6%)
Oddity Tech Ltd., Class A (Israel) (a)	107,758	8,133
Pharmaceuticals (4.8%)
Royalty Pharma PLC, Class A	298,360	10,750
	Shares	Value (000)
Real Estate Management & Development (2.4%)
Landbridge Co. LLC, Class A	80,480	$5,439
Software (13.2%)
Aurora Innovation, Inc. (a)	1,527,634	8,005
MicroStrategy, Inc., Class A (a)	34,472	13,934
Samsara, Inc., Class A (a)	191,126	7,603
		29,542
Specialty Retail (7.6%)
Carvana Co. (a)	23,643	7,966
Chewy, Inc., Class A (a)	50,819	2,166
Floor & Decor Holdings, Inc., Class A (a)	91,703	6,966
		17,098
Tech Hardware, Storage & Peripherals (5.1%)
IonQ, Inc. (a)	264,511	11,366
Trading Companies & Distributors (11.6%)
Core & Main, Inc., Class A (a)	190,274	11,483
QXO, Inc. (a)	672,322	14,482
		25,965
Total Common Stocks (Cost $155,098)		212,904
Preferred Stocks (1.7%)
Software (1.7%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666;acquired 8/31/21)	36,279	2,984
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	793
Total Preferred Stocks (Cost $3,375)		3,777
Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $4,065)	105,046	6,430
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note H) (Cost $1,791)	1,790,520	1,791
Total Investments Excluding Purchased Options (100.5%) (Cost $164,329)		224,902
Total Purchased Options Outstanding (0.1%) (Cost $1,113)		206
Total Investments (100.6%) (Cost $165,442) Including $1,600 of Securities Loaned (e)(f)		225,108
Liabilities in Excess of Other Assets (–0.6%)		(1,285)
Net Assets (100.0%)		$223,823

The Fund had the following Derivative Contract — PIPE open at June 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(d)(g)(h)	$4,245,234	12/31/25	$(172)	(0.08)%

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2025.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2025 amounts to approximately $3,605,000 and represents 1.6% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  Securities are available for collateral in connection with purchased options.

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $72,784,000 and the aggregate gross unrealized depreciation is approximately $13,290,000, resulting in net unrealized appreciation of approximately $59,494,000.

(g)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 202,154 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	19,572,621	$19,573	$2		$81	$(79)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	50,125,188	50,125	105		208	(103)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	40,532,709	40,533	10		176	(166)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	17,858,771	17,859	—	@	78	(78)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	47,784,367	47,784	46		197	(151)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	32,277,816	32,278	33		157	(124)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	45,434,046	45,434	10		216	(206)
							$206		$1,113	$(907)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.9%
Information Technology Services	16.6
Software	14.8
Trading Companies & Distributors	11.5
Financial Services	8.6
Specialty Retail	7.6
Entertainment	5.9
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with unrealized depreciation of approximately $172,000.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $163,651)	$223,317
Investment in Security of Affiliated Issuer, at Value (Cost $1,791)	1,791
Total Investments in Securities, at Value (Cost $165,442)	225,108
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	371
Receivable from Affiliate	14
Receivable from Securities Lending Income	2
Receivable for Fund Shares Sold	—	@
Other Assets	22
Total Assets	225,518
Liabilities:
Due to Broker	570
Payable for Fund Shares Redeemed	494
Payable for Advisory Fees	277
Unrealized Depreciation on Derivative Contracts — PIPE	172
Payable for Professional Fees	68
Payable for Servicing Fees	48
Payable for Administration Fees	14
Payable for Distribution Fees — Class II Shares	14
Payable for Custodian Fees	5
Payable for Transfer Agency Fees	—	@
Other Liabilities	33
Total Liabilities	1,695
NET ASSETS	$223,823
Net Assets Consist of:
Paid-in-Capital	265,024
Total Accumulated Loss	(41,201)
Net Assets	$223,823
CLASS I:
Net Assets	$48,367
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,139,151 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.88
CLASS II:
Net Assets	$175,456
Net Asset Value, Offering and Redemption Price Per Share Applicable to 25,277,378 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.94
(1) Including:
Securities on Loan, at Value:	$1,600

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2025 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$117
Dividends from Security of Affiliated Issuer (Note H)	82
Income from Securities Loaned — Net	17
Total Investment Income	216
Expenses:
Advisory Fees (Note B)	734
Distribution Fees — Class II Shares (Note E)	193
Servicing Fees (Note D)	150
Professional Fees	95
Administration Fees (Note C)	78
Custodian Fees (Note G)	10
Shareholder Reporting Fees	10
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	14
Total Expenses	1,296
Waiver of Advisory Fees (Note B)	(174)
Waiver of Distribution Fees — Class II Shares (Note E)	(116)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	1,002
Net Investment Loss	(786)
Realized Gain:
Investments Sold	12,895
Payment from the Adviser (Note B)	286
Foreign Currency Transaction	8
Net Realized Gain	13,189
Change in Unrealized Appreciation (Depreciation):
Investments	27,063
Foreign Currency Translation	— @
Derivative Contracts — PIPE	(172)
Net Change in Unrealized Appreciation (Depreciation)	26,891
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	40,080
Net Increase in Net Assets Resulting from Operations	$39,294

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(786)	$(1,215)
Net Realized Gain	13,189	27,369
Net Change in Unrealized Appreciation (Depreciation)	26,891	35,211
Net Increase in Net Assets Resulting from Operations	39,294	61,365
Capital Share Transactions:(1)
Class I:
Subscribed	5,852	7,942
Redeemed	(6,155)	(10,488)
Class II:
Subscribed	3,590	3,386
Redeemed	(15,591)	(31,044)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,304)	(30,204)
Total Increase in Net Assets	26,990	31,161
Net Assets:
Beginning of Period	196,833	165,672
End of Period	$223,823	$196,833
(1) Capital Share Transactions:
Class I:
Shares Subscribed	890	1,573
Shares Redeemed	(932)	(2,061)
Net Decrease in Class I Shares Outstanding	(42)	(488)
Class II:
Shares Subscribed	615	760
Shares Redeemed	(2,624)	(6,818)
Net Decrease in Class II Shares Outstanding	(2,009)	(6,058)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$6.51		$4.59		$3.18		$17.04		$29.50		$13.05
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.03)		(0.02)		(0.04)		(0.19)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.39		1.95		1.43		(9.83)		(1.27)		18.96
Total from Investment Operations	1.37		1.92		1.41		(9.87)		(1.46)		18.79
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.99)		(11.00)		(2.34)
Net Asset Value, End of Period	$7.88		$6.51		$4.59		$3.18		$17.04		$29.50
Total Return(3)	21.04	%(4)	41.83%		44.34	%(5)	(62.96)%		(11.06)%		152.30%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,367		$40,239		$30,613		$22,330		$56,135		$68,299
Ratio of Expenses Before Expense Limitation	1.13	%(6)	1.16%		1.16%		1.15%		1.06%		1.08%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.94	%(7)	0.94	%(7)	0.94	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.95	%(7)	N/A
Ratio of Net Investment Loss	(0.73	)%(6)(7)	(0.64	)%(7)	(0.56	)%(7)	(0.68	)%(7)	(0.78	)%(7)	(0.86	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	52	%(4)	64%		60%		49%		95%		112%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$5.74		$4.05		$2.81		$16.04		$28.41		$12.63
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.03)		(0.02)		(0.04)		(0.20)		(0.18)
Net Realized and Unrealized Gain (Loss)	1.22		1.72		1.26		(9.20)		(1.17)		18.30
Total from Investment Operations	1.20		1.69		1.24		(9.24)		(1.37)		18.12
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.99)		(11.00)		(2.34)
Net Asset Value, End of Period	$6.94		$5.74		$4.05		$2.81		$16.04		$28.41
Total Return(3)	20.91	%(4)	41.73%		44.13	%(5)	(62.97)%		(11.19)%		152.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,456		$156,594		$135,059		$99,597		$267,182		$332,541
Ratio of Expenses Before Expense Limitation	1.38	%(6)	1.41%		1.41%		1.40%		1.31%		1.33%
Ratio of Expenses After Expense Limitation	1.05	%(6)(7)	1.04	%(7)	1.04	%(7)	1.04	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.05	%(7)	N/A
Ratio of Net Investment Loss	(0.83	)%(6)(7)	(0.74	)%(7)	(0.66	)%(7)	(0.78	)%(7)	(0.88	)%(7)	(0.96	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	52	%(4)	64%		60%		49%		95%		112%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.

The accompanying consolidated financial statements relates to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2025, the

Subsidiary represented approximately $6,428,000 or approximately 2.87% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$212,904	(1)	$—	$—	$212,904
Preferred Stocks
Software	—		—	3,777	3,777
Investment Company	6,430		—	—	6,430
Call Options Purchased	—		206	—	206
Short-Term Investment
Investment Company	1,791		—	—	1,791
Total Assets	221,125		206	3,777	225,108
Liabilities:
Derivative Contract — PIPE	—		—	(172)	(172)
Total	$221,125		$206	$3,605	$224,936

(1)  The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Derivative Contract — PIPE (000)
Beginning Balance	$4,248	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(172)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(471)	—
Realized gains (losses)	—	—
Ending Balance	$3,777	$(172)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$(471)	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$3,777	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease
PIPE	$(172)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At June 30, 2025, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2025:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$206	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

for the six months ended June 30, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(325	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(637	)(a)
Equity Risk	Derivative Contracts — PIPE	(172)
Total		$(809)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$206	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$115	$—	$—	$115
JPMorgan Chase Bank NA	48	—	(48)	0
Standard Chartered Bank	43	—	(43)	0
Total	$206	$—	$(91)	$115

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	209,437,000
Derivative Contracts — PIPE:
Average monthly notional amount	$4,245,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025.

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,600	(a)	$—	$(1,565	)(b)(c)	$35

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received non-cash collateral of approximately $1,565,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c)  The Fund did not maintain 100% collateral coverage at June 30, 2025. This was corrected on the next business day.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually . Net realized capital gains, if any, are distributed at least annually.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

10.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees : The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effectiverate of 0.57% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, approximately $174,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser made a payment to the Fund of $285,505 related to a class action suit involving the Fund's past holdings which is included in "Payment from the Adviser" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2025, this waiver amounted to approximately $116,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $100,240,000 and $106,126,000, respectively. For the six months ended June 30, 2025, purchases and sales of long-term U.S. Government securities were approximately $3,406,000 and $0, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

Affiliated Investment Company	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$6,711	$37,062	$41,982	$82
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Liquidity Fund	$—	$—	$1,791

During the year ended June 30, 2025, the Fund incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes.There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$954	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $35,822,000 and $77,300,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately$23,449,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 71.4%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates),

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

21

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

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Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MMGTX-NCSR 6.30.25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2025 (unaudited)

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (92.6%)
Albania (0.9%)
Sovereign (0.9%)
Albania Government International Bond, 3.50%, 11/23/31	EUR	100	$115
4.75%, 2/14/35		690	813
			928
Angola (1.2%)
Corporate Bond (0.6%)
Azule Energy Finance PLC, 8.13%, 1/23/30 (a)		$666	661
Sovereign (0.6%)
Angolan Government International Bond, 8.75%, 4/14/32		250	221
9.13%, 11/26/49		304	236
9.38%, 5/8/48		226	180
			637
			1,298
Argentina (3.1%)
Corporate Bonds (1.2%)
Banco Macro SA, 8.00%, 6/23/29 (a)		342	342
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31 (a)(b)(c)		284	165
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35 (a)		296	292
YPF SA, 8.25%, 1/17/34 (a)		435	436
			1,235
Senior Loan Interests (0.6%)
Provincia De Neuquen, Term Loan, 1 Month SOFR + 7.30%, 11.74%, 5/28/27 (d)		234	237
Telecom Argentina SA, Term Loan, 3 Month SOFR + 5.00%, 9.33%, 2/23/29 (d)		397	391
			628
Sovereign (1.3%)
Argentine Republic Government International Bond, 0.75%, 7/9/30 (e)		352	282
1.00%, 7/9/29		180	151
3.50%, 7/9/41 (e)		250	155
4.13%, 7/9/35 (e)		300	203
5.00%, 1/9/38 (e)		300	215
Provincia de Cordoba, 9.75%, 7/2/32 (a)(f)		343	344
			1,350
			3,213
	Face Amount (000)		Value (000)
Armenia (0.2%)
Sovereign (0.2%)
Republic of Armenia International Bond, 6.75%, 3/12/35		$200	$195
Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		230	206
Bahamas (2.1%)
Senior Loan Interests (1.0%)
Commonwealth of Bahamas, Term Loan, 6 Month EURIBOR + 6.85%, 8.89%, 11/24/28 (d)	EUR	866	1,022
Sovereign (1.1%)
Bahamas Government International Bond, 6.63%, 5/15/33		$124	113
8.25%, 6/24/36 (a)		455	463
8.95%, 10/15/32		508	545
			1,121
			2,143
Benin (1.7%)
Sovereign (1.7%)
Benin Government International Bond, 4.95%, 1/22/35	EUR	607	612
6.88%, 1/19/52		746	735
7.96%, 2/13/38		$200	190
8.38%, 1/23/41		274	264
			1,801
Brazil (4.6%)
Corporate Bonds (4.6%)
Braskem Netherlands Finance BV, 4.50%, 1/31/30		222	172
Constellation Oil Services Holding SA, 9.38%, 11/7/29 (a)		550	560
FORESEA Holding SA, 7.50%, 6/15/30		685	651
Gol Finance, Inc., 14.38%, 6/6/30 (a)		574	554
MV24 Capital BV, 6.75%, 6/1/34		211	205
OHI Group SA, 13.00%, 7/22/29 (a)		890	928
OI SA, 10.00% Cash, 13.50% PIK, 23.50%, 6/30/27 (a)(g)		310	202
Raizen Fuels Finance SA, 6.25%, 7/8/32 (a)(f)		200	199
Samarco Mineracao SA, 0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (b)(c)(g)		1,091	1,073

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Unigel Luxembourg SA, 13.50% Cash, 15.00% PIK, 28.50%, 12/31/27 (g)		$23	$19
Yinson Boronia Production BV, 8.95%, 7/31/42 (a)		198	211
			4,774
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond, 5.00%, 3/5/37		190	186
Cameroon (2.0%)
Corporate Bond (0.4%)
Golar LNG Ltd., 7.75%, 9/19/29		400	403
Sovereign (1.6%)
Republic of Cameroon International Bond, 5.95%, 7/7/32	EUR	473	438
9.50%, 7/31/31		$1,344	1,256
			1,694
			2,097
Chile (1.4%)
Sovereign (1.4%)
Chile Government International Bond, 2.55%, 7/27/33		1,000	844
3.50%, 1/25/50		800	571
			1,415
China (1.3%)
Corporate Bonds (1.3%)
Alibaba Group Holding Ltd., 0.50%, 6/1/31		123	157
China Oil & Gas Group Ltd., 4.70%, 6/30/26		790	776
H World Group Ltd., 3.00%, 5/1/26		95	101
KWG Group Holdings Ltd., 7.88%, 8/30/24 (b)(c)		450	29
PDD Holdings, Inc., 0.00%, 12/1/25		97	95
Shimao Group Holdings Ltd., 5.60%, 7/15/26 (b)(c)		1,218	67
Sunac China Holdings Ltd., 0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (b)(c)		85	9
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (b)(c)		72	9
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (b)(c)		72	9
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (b)(c)		145	18
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (b)(c)		218	27
	Face Amount (000)		Value (000)
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (b)(c)		$219	$27
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (b)(c)		103	13
Times China Holdings Ltd., 5.55%, 6/4/24 (b)(c)		1,376	48
6.75%, 7/16/23 (b)(c)		280	10
			1,395
Colombia (2.7%)
Corporate Bonds (2.7%)
ABRA Global Finance, 6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(g)		594	452
Avianca Midco 2 PLC, 9.00%, 12/1/28 (a)		684	649
9.63%, 2/14/30 (a)		202	187
Banco Davivienda SA, 6.65%, 4/22/31 (h)		208	185
8.13%, 7/2/35 (a)(f)		402	404
Banco de Occidente SA, 10.88%, 8/13/34		430	478
Bancolombia SA, 8.63%, 12/24/34		288	303
Canacol Energy Ltd., 5.75%, 11/24/28		500	173
			2,831
Costa Rica (0.5%)
Sovereign (0.5%)
Costa Rica Government International Bond, 6.55%, 4/3/34		520	544
Dominican Republic (1.9%)
Sovereign (1.9%)
Dominican Republic International Bond, 4.50%, 1/30/30		300	286
4.88%, 9/23/32		1,000	926
5.30%, 1/21/41		200	173
6.85%, 1/27/45		200	198
7.45%, 4/30/44		200	209
7.45%, 4/30/44 (a)		200	210
			2,002
Ecuador (0.9%)
Sovereign (0.9%)
Ecuador Government International Bond, 0.00%, 7/31/30		400	290
5.50%, 7/31/35 (e)		100	73
6.90%, 7/31/30 (e)		660	575
			938
Egypt (3.4%)
Sovereign (3.4%)
Egypt Government International Bond, 5.63%, 4/16/30	EUR	200	218
6.38%, 4/11/31		900	985
7.30%, 9/30/33		$221	197

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
7.63%, 5/29/32		$200	$185
7.90%, 2/21/48		400	308
8.50%, 1/31/47		1,256	1,021
8.63%, 2/4/30		353	357
9.45%, 2/4/33		251	254
			3,525
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond, 7.65%, 6/15/35		140	136
8.25%, 4/10/32		300	305
9.25%, 4/17/30		150	159
9.65%, 11/21/54 (a)		165	170
			770
Ethiopia (1.8%)
Sovereign (1.8%)
Ethiopia International Bond, 6.63%, 12/11/24 (b)(c)		2,042	1,881
Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond, 6.63%, 2/6/31		200	160
Georgia (1.0%)
Corporate Bonds (1.0%)
Bank of Georgia JSC, 9.50%, 7/16/29 (h)		490	488
TBC Bank JSC, 10.25%, 7/30/29 (h)		528	529
			1,017
Ghana (2.1%)
Corporate Bonds (0.9%)
Kosmos Energy Ltd., 7.50%, 3/1/28		473	390
8.75%, 10/1/31		400	297
Tullow Oil PLC, 10.25%, 5/15/26		341	297
			984
Sovereign (1.2%)
Ghana Government International Bond, 0.00%, 1/3/30 (b)(c)		28	23
1.50%, 1/3/37 (b)(c)		138	64
5.00%, 7/3/29 - 7/3/35 (b)(c)(e)		1,446	1,145
			1,232
			2,216
Greece (0.6%)
Corporate Bond (0.6%)
Alpha Services & Holdings SA, 7.50%, 6/10/30 (h)	EUR	483	606
	Face Amount (000)		Value (000)
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond, 3.70%, 10/7/33		$300	$254
5.38%, 4/24/32		400	392
6.55%, 2/6/37		300	303
			949
Guyana (0.2%)
Corporate Bond (0.2%)
Secure International Finance Co., Inc., 10.00%, 6/3/29 (a)		188	189
Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond, 8.63%, 11/27/34 (a)		200	210
8.63%, 11/27/34		908	954
			1,164
Hong Kong (0.8%)
Corporate Bonds (0.8%)
CAS Capital No. 1 Ltd., 4.00%, 7/12/26 (h)		400	396
Yuexiu Co. Ltd. REIT MTN, 2.65%, 2/2/26		500	487
			883
Hungary (2.0%)
Corporate Bonds (1.0%)
MBH Bank Nyrt, 5.25%, 1/29/30	EUR	230	273
6.88%, 11/8/35		200	244
OTP Bank Nyrt, 7.30%, 7/30/35		$225	230
8.75%, 5/15/33		254	272
			1,019
Sovereign (1.0%)
Hungary Government International Bond, 5.50%, 3/26/36		400	387
6.25%, 9/22/32		600	627
			1,014
			2,033
India (1.5%)
Corporate Bonds (1.5%)
HDFC Bank Ltd., 3.70%, 8/25/26 (h)		363	352
Piramal Finance Ltd., 7.80%, 1/29/28		370	372
Vedanta Resources Finance II PLC, 9.85%, 4/24/33 (a)		200	201
10.25%, 6/3/28 (a)		280	291
11.25%, 12/3/31 (a)		280	294
			1,510

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond, 5.80%, 1/15/28	$105	$104
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond, 8.08%, 4/1/36	493	476
Jamaica (1.1%)
Corporate Bond (0.6%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00% Cash, 1.50% PIK, 10.50%, 5/25/27 (g)	606	612
Senior Loan Interests (0.5%)
Digicel International Finance Ltd., Term Loan, 3 Month SOFR + 5.25%, 9.53% Cash, 2.25% PIK, 11.78%, 5/25/27 (d)(g)	586	586
		1,198
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond, 5.85%, 7/7/30	707	682
Kazakhstan (1.2%)
Corporate Bonds (1.2%)
ForteBank JSC, 7.75%, 2/4/30 (a)	690	688
Kaspi.KZ JSC, 6.25%, 3/26/30	550	555
		1,243
Kenya (0.6%)
Sovereign (0.6%)
Republic of Kenya Government International Bond, 8.25%, 2/28/48	257	209
9.50%, 3/5/36	450	425
		634
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond, 3.50%, 3/20/27	300	296
Lebanon (1.2%)
Sovereign (1.2%)
Lebanon Government International Bond, 5.80%, 4/14/20 (b)(c)	737	139
6.00%, 1/27/23 (b)(c)	436	82
6.10%, 10/4/22 (b)(c)	769	145
6.15%, 6/19/49 (b)(c)	15	3
6.20%, 2/26/25 (b)(c)	98	19
6.25%, 5/27/22 - 6/12/25 (b)(c)	270	50
6.38%, 3/9/20 (b)(c)	50	9
6.40%, 5/26/23 (b)(c)	1,839	348
	Face Amount (000)		Value (000)
6.60%, 11/27/26 (b)(c)		$7	$1
6.65%, 4/22/24 - 11/3/28 (b)(c)		353	66
6.85%, 3/23/27 - 5/25/29 (b)(c)		1,380	261
7.00%, 3/20/28 - 3/23/32 (b)(c)		491	93
7.25%, 3/23/37 (b)(c)		106	20
			1,236
Malaysia (0.8%)
Corporate Bonds (0.8%)
Petronas Capital Ltd., 2.48%, 1/28/32		800	697
4.55%, 4/21/50		200	170
			867
Mexico (4.0%)
Corporate Bonds (2.3%)
Banco Mercantil del Norte SA, 8.38%, 5/20/31 (a)(h)		530	537
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.13%, 1/18/33		265	255
8.45%, 6/29/38		336	356
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, 11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (g)		539	437
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31 (a)		538	515
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32 (a)		321	305
			2,405
Sovereign (1.7%)
Petroleos Mexicanos, 4.50%, 1/23/26		219	216
6.75%, 9/21/47		453	328
6.84%, 1/23/30		1,069	1,034
6.88%, 8/4/26		132	132
			1,710
			4,115
Mongolia (0.4%)
Corporate Bond (0.2%)
Golomt Bank, 11.00%, 5/20/27		200	204
Sovereign (0.2%)
Mongolia Government International Bond, 7.88%, 6/5/29		200	208
			412
Montenegro (1.6%)
Sovereign (1.6%)
Montenegro Government International Bond, 4.88%, 4/1/32	EUR	1,285	1,501
7.25%, 3/12/31		$200	208
			1,709

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond, 3.00%, 12/15/32	$500	$424
4.00%, 12/15/50 (a)	300	205
		629
Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	250	260
Nigeria (1.9%)
Corporate Bond (0.5%)
Access Bank PLC, 6.13%, 9/21/26	483	477
Sovereign (1.4%)
Nigeria Government International Bond, 7.70%, 2/23/38	200	174
10.38%, 12/9/34	1,223	1,289
		1,463
		1,940
Oman (1.9%)
Sovereign (1.9%)
Oman Government International Bond, 5.38%, 3/8/27	200	202
6.00%, 8/1/29	300	315
6.25%, 1/25/31	500	532
6.75%, 1/17/48	440	455
7.38%, 10/28/32	400	454
		1,958
Pakistan (0.7%)
Sovereign (0.7%)
Pakistan Government International Bond, 6.88%, 12/5/27	267	253
7.38%, 4/8/31	481	428
		681
Paraguay (0.8%)
Corporate Bond (0.1%)
Frigorifico Concepcion SA, 7.70%, 7/21/28	204	159
Senior Loan Interests (0.7%)
Frigorifico Concepcion SA, Term Loan, 3 Month SOFR + 5.50%, 9.79%, 12/8/26 (d)	669	679
		838
Peru (1.5%)
Corporate Bonds (1.2%)
Auna SA, 10.00%, 12/18/29 (a)	493	517
Camposol SA, 6.00%, 2/3/27	157	154
Peru LNG Srl, 5.38%, 3/22/30	194	183
	Face Amount (000)		Value (000)
Petroleos del Peru SA, 5.63%, 6/19/47		$540	$342
			1,196
Sovereign (0.3%)
Peruvian Government International Bond, 3.00%, 1/15/34		300	253
5.88%, 8/8/54		100	97
			350
			1,546
Philippines (1.5%)
Sovereign (1.5%)
Philippine Government International Bond, 4.75%, 3/5/35		700	687
5.00%, 7/17/33		400	404
5.50%, 1/17/48		520	506
			1,597
Romania (4.3%)
Sovereign (4.3%)
Romanian Government International Bond, 1.75%, 7/13/30	EUR	98	99
2.00%, 4/14/33		79	71
2.63%, 12/2/40		99	73
2.75%, 4/14/41		78	57
2.88%, 4/13/42		84	62
3.38%, 1/28/50		49	35
3.88%, 10/29/35		88	87
4.63%, 4/3/49		444	392
5.13%, 6/15/48		$48	37
5.63%, 2/22/36	EUR	148	166
5.75%, 3/24/35		$1,422	1,317
5.88%, 7/11/32	EUR	98	117
6.00%, 5/25/34		$48	46
6.00%, 9/24/44	EUR	135	147
6.25%, 9/10/34		98	117
6.75%, 7/11/39	EUR	394	467
7.50%, 2/10/37		$1,002	1,042
7.63%, 1/17/53		96	97
			4,429
Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond, 2.05%, 9/23/36	EUR	270	243
2.13%, 12/1/30		$200	169
			412
Sri Lanka (2.8%)
Sovereign (2.8%)
Sri Lanka Government International Bond, 3.10%, 1/15/30 (a)(b)(c)(e)		534	477
3.35%, 3/15/33 (a)(b)(c)(e)		650	526
3.60%, 6/15/35 - 2/15/38 (a)(b)(c)(e)		1,797	1,376
4.00%, 4/15/28 (a)(b)(c)		525	494
			2,873

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Suriname (5.3%)
Senior Loan Interests (1.8%)
Staatsolie Maatschappij Suriname NV, Revolver, 0.00%, 4/25/32 (i)		$1,900	$1,900
Sovereign (3.5%)
Suriname Government International Bond, 4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (b)(c)(g)		302	299
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (a)(b)(c)(g)		1,746	1,732
9.00%, 12/31/50 (b)(c)(d)		64	72
9.00%, 12/31/50 (a)(b)(c)(d)		1,303	1,469
			3,572
			5,472
Tanzania, United Republic Of (4.3%)
Corporate Bond (0.2%)
HTA Group Ltd., 2.88%, 3/18/27		200	190
Senior Loan Interests (4.1%)
HTA Group Ltd., Term Loan, 3 Month SOFR + 4.31%, 8.59%, 9/13/28 (d)		580	577
Tanzania, Term Loan, 6 Month SOFR + 5.45%, 9.68%, 2/27/31 (d)		3,700	3,663
			4,240
			4,430
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc., 10.13%, 10/15/29 (a)		532	544
Trinidad And Tobago (0.2%)
Sovereign (0.2%)
Trinidad & Tobago Government International Bond, 5.95%, 1/14/31		200	201
Tunisia (0.5%)
Sovereign (0.5%)
Tunisian Republic, 6.38%, 7/15/26	EUR	445	519
Turkey (1.8%)
Corporate Bonds (1.8%)
Cimko Cimento VE Beton Sanayi Ticaret AS, 10.75%, 5/21/30		$200	200
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36		455	450
Limak Yenilenebilir Enerji AS, 9.63%, 8/12/30 (a)		353	349
	Face Amount (000)	Value (000)
WE Soda Investments Holding PLC, 9.50%, 10/6/28	$382	$399
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30	461	426
		1,824
Ukraine (1.5%)
Corporate Bond (0.2%)
Kernel Holding SA, 6.75%, 10/27/27	204	181
Sovereign (1.3%)
Ukraine Government International Bond, 1.75%, 2/1/29 - 2/1/36 (b)(c)(e)	1,840	969
3.00%, 2/1/30 - 2/1/36 (b)(c)(e)	1,026	455
		1,424
		1,605
United Arab Emirates (2.3%)
Corporate Bond (0.5%)
Ittihad International Ltd., 9.75%, 11/9/28	520	543
Sovereign (1.8%)
Abu Dhabi Government International Bond, 3.13%, 4/16/30	650	623
3.88%, 4/16/50	600	468
5.00%, 4/30/34	700	730
		1,821
		2,364
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond, 5.10%, 6/18/50	550	509
5.44%, 2/14/37	700	717
		1,226
Uzbekistan (2.0%)
Corporate Bonds (1.1%)
Jscb Agrobank, 9.25%, 10/2/29	750	795
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29	370	390
		1,185
Senior Loan Interests (0.1%)
Navoi Mining & Metallurgical Co., Term Loan, 3 Month SOFR + 4.76%, 9.03%, 4/23/27 (d)	136	135
Sovereign (0.8%)
National Bank of Uzbekistan, 8.50%, 7/5/29	740	779
		2,099
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Venezuela (2.5%)
Sovereign (2.5%)
Petroleos de Venezuela SA, 5.38%, 4/12/27 (b)(c)	$1,771	$223
5.50%, 4/12/37 (b)(c)	676	85
6.00%, 5/16/24 - 11/15/26 (b)(c)	3,121	398
6.00%, 10/28/49 (b)(c)	580	64
8.50%, 10/20/27 (b)(c)	112	115
8.50%, 10/27/20 (b)(c)	387	359
9.00%, 11/17/21 (b)(c)	732	95
9.75%, 5/17/35 (b)(c)	903	134
12.75%, 2/17/22 (b)(c)	504	75
Venezuela Government International Bond, 6.00%, 12/9/20 (b)(c)	552	77
7.00%, 12/1/18 - 3/31/38 (b)(c)	376	59
7.65%, 4/21/25 (b)(c)	500	81
7.75%, 10/13/19 (b)(c)	787	117
8.25%, 10/13/24 (b)(c)	718	118
9.00%, 5/7/23 (b)(c)	397	64
9.25%, 9/15/27 - 5/7/28 (b)(c)	1,644	321
9.38%, 1/13/34 (b)(c)	89	20
11.75%, 10/21/26 (b)(c)	292	59
11.95%, 8/5/31 (b)(c)	290	54
12.75%, 8/23/22 (b)(c)	685	124
13.63%, 8/15/18 (b)(c)	48	9
		2,651
Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond, 0.50%, 12/31/53 (b)(c)	201	138
5.75%, 6/30/33 (b)(c)(e)	134	123
		261
Total Fixed Income Securities (Cost $97,647)		96,200
	No. of Warrants
Warrants (2.3%)
Ukraine (2.3%)
Ukraine Government International Bond expires 8/1/41 (j)	3,295,000	2,361
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (j)(k)	3,750	22
Total Warrants (Cost $2,438)		2,383
	Shares
Short-Term Investments (4.9%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note H) (Cost $4,761)	4,760,981	4,761
	Face Amount (000)	Value (000)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill, 4.32%, 8/5/25 (l)(m) (Cost $309)	$310	$309
Total Short-Term Investments (Cost $5,070)		5,070
Total Investments (99.8%) (Cost $105,155) (n)(o)		103,653
Other Assets in Excess of Liabilities (0.2%)		215
Net Assets (100.0%)		$103,868

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  Floating or variable rate securities: The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.

(f)  When-issued security.

(g)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(h)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.

(i)  In addition to the term loan, the Fund has an unfunded loan commitment of approximately $1,900,000, which could be extended at the option of the borrower. As of June 30, 2025, Staatsolie Maatschappij Suriname NV did not draw down any of the commitment.

(j)  Non-income producing security.

(k)  Perpetual maturity date. Date disclosed is the last expiration date.

(l)  Rate shown is the yield to maturity at June 30, 2025.

(m)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(n)  Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,649,000 and the aggregate gross unrealized depreciation is approximately $7,151,000, resulting in net unrealized depreciation of approximately $1,502,000.

EURIBOR  Euro Interbank Offered Rate.

MTN  Medium Term Note.

PIK  Payment-in-Kind.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	556		$636	7/11/25	$(19)
State Street Bank and Trust Co.	EUR	1,259		$1,443	7/11/25	(42)
State Street Bank and Trust Co.	EUR	945		$1,082	7/11/25	(31)
State Street Bank and Trust Co.	EUR	645		$739	7/11/25	(21)
State Street Bank and Trust Co.	EUR	924		$1,059	7/11/25	(30)
State Street Bank and Trust Co.	EUR	990		$1,134	7/11/25	(33)
State Street Bank and Trust Co.	EUR	365		$419	7/11/25	(12)
State Street Bank and Trust Co.	EUR	491		$563	7/11/25	(16)
State Street Bank and Trust Co.	EUR	829		$950	7/11/25	(27)
State Street Bank and Trust Co.	EUR	1,035		$1,185	7/11/25	(34)
State Street Bank and Trust Co.	EUR	141		$161	7/11/25	(5)
State Street Bank and Trust Co.	EUR	1,089		$1,247	7/11/25	(36)
State Street Bank and Trust Co.	EUR	1,108		$1,269	7/11/25	(37)
UBS AG		$889	EUR	766	7/11/25	14
UBS AG		$122	EUR	105	7/11/25	2
						$(327)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	16	Sep-25		$3,200	$3,328	$3
U.S. Treasury 5 yr. Note (United States)	30	Sep-25		3,000	3,270	46
U.S. Treasury 10 yr. Ultra Note (United States)	86	Sep-25		8,600	9,827	285
U.S. Treasury Long Bond (United States)	35	Sep-25		3,500	4,042	148
U.S. Treasury Ultra Long Bond (United States)	91	Sep-25		9,100	10,840	538
Short:
German Euro-Bobl Index (Germany)	26	Sep-25	EUR	(2,600)	(3,604)	11
German Euro-Bund Index (Germany)	32	Sep-25		(3,200)	(4,906)	25
German Euro-Schatz Index (Germany)	15	Sep-25		(1,500)	(1,895)	3
U.S. Treasury 10 yr. Note (United States)	25	Sep-25		$(2,500)	(2,803)	(42)
						$1,017

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2025:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)		Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(20)		$(55)	$36
Barclays Bank PLC Pan American Energy LLC	NR	Sell	1.00	Quarterly	12/20/25	240	—	@	(3)	4

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements (cont'd):

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Petrobras Global Finance BV	NR	Sell	1.00%	Quarterly	6/20/30	$2,139	$55	$106	$(52)
Goldman Sachs International Egypt Government International Bonds	NR	Sell	1.00	Quarterly	6/20/30	60	(9)	(16)	6
Barclays Bank PLC Egypt Government International Bonds	NR	Sell	1.00	Quarterly	6/20/30	36	(6)	(9)	3
Goldman Sachs International Egypt Government International Bonds	NR	Sell	1.00	Quarterly	6/20/30	119	(19)	(31)	12
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/26	261	(5)	(12)	7
							$(4)	$(20)	$16

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  Not rated.

EUR  — Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	55.6%
Corporate Bonds	28.3
Senior Loan Interests	8.9
Other*	7.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $44,515,000 and net unrealized appreciation of approximately $1,017,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $327,000. Also does not include open swap agreements with net unrealized appreciation of approximately $16,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $100,394)	$98,892
Investment in Security of Affiliated Issuer, at Value (Cost $4,761)	4,761
Total Investments in Securities, at Value (Cost $105,155)	103,653
Foreign Currency, at Value (Cost $547)	622
Cash	315
Interest Receivable	1,719
Receivable for Variation Margin on Futures Contracts	1,192
Receivable for Investments Sold	146
Receivable for Fund Shares Sold	55
Receivable from Affiliate	55
Unrealized Appreciation on Swap Agreements	32
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	16
Other Assets	20
Total Assets	107,825
Liabilities:
Payable for Unfunded Loan Commitments	1,900
Payable for Investments Purchased	968
Deferred Capital Gain Country Tax	387
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	343
Payable for Advisory Fees	120
Upfront Payment Received on Open Swap Agreements	71
Payable for Professional Fees	52
Payable for Servicing Fees	31
Payable for Custodian Fees	29
Payable for Fund Shares Redeemed	18
Payable for Administration Fees	7
Payable for Variation Margin on Swap Agreements	3
Payable for Transfer Agency Fees	—	@
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	28
Total Liabilities	3,957
NET ASSETS	$103,868
Net Assets Consist of:
Paid-in-Capital	$157,842
Total Accumulated Loss	(53,974)
Net Assets	$103,868
CLASS I:
Net Assets	$94,035
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,249,633 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.79
CLASS II:
Net Assets	$9,833
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,718,821 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $0 of Foreign Taxes Withheld)	$5,246
Dividends from Security of Affiliated Issuer (Note H)	45
Total Investment Income	5,291
Expenses:
Advisory Fees (Note B)	388
Professional Fees	106
Servicing Fees (Note D)	87
Administration Fees (Note C)	41
Custodian Fees (Note G)	38
Distribution Fees — Class II Shares (Note E)	13
Shareholder Reporting Fees	10
Pricing Fees	6
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	2
Other Expenses	11
Total Expenses	708
Waiver of Advisory Fees (Note B)	(127)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	569
Net Investment Income	4,722
Realized Gain (Loss):
Investments Sold (Net of $42 of Capital Gain Country Tax)	(2,323)
Foreign Currency Forward Exchange Contracts	(771)
Foreign Currency Transaction	44
Futures Contracts	(1,482)
Swap Agreements	(2)
Net Realized Loss	(4,534)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $17)	3,518
Foreign Currency Forward Exchange Contracts	(500)
Foreign Currency Translation	126
Futures Contracts	1,849
Swap Agreements	(13)
Net Change in Unrealized Appreciation (Depreciation)	4,980
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	446
Net Increase in Net Assets Resulting from Operations	$5,168

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,722	$12,734
Net Realized Gain (Loss)	(4,534)	181
Net Change in Unrealized Appreciation (Depreciation)	4,980	(1,851)
Net Increase in Net Assets Resulting from Operations	5,168	11,064
Dividends and Distributions to Shareholders:
Class I	—	(9,587)
Class II	—	(1,154)
Total Dividends and Distributions to Shareholders	—	(10,741)
Capital Share Transactions:(1)
Class I:
Subscribed	7,038	6,024
Distributions Reinvested	—	9,587
Redeemed	(10,277)	(16,771)
Class II:
Subscribed	190	714
Distributions Reinvested	—	1,154
Redeemed	(1,390)	(2,786)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,439)	(2,078)
Total Increase (Decrease) in Net Assets	729	(1,755)
Net Assets:
Beginning of Period	103,139	104,894
End of Period	$103,868	$103,139
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,238	1,086
Shares Issued on Distributions Reinvested	—	1,830
Shares Redeemed	(1,845)	(3,033)
Net Decrease in Class I Shares Outstanding	(607)	(117)
Class II:
Shares Subscribed	34	132
Shares Issued on Distributions Reinvested	—	222
Shares Redeemed	(252)	(511)
Net Decrease in Class II Shares Outstanding	(218)	(157)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$5.49		$5.51		$5.38		$7.20		$7.74		$7.68
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.67		0.48		0.41		0.34		0.32
Net Realized and Unrealized Gain (Loss)	0.05		(0.09)		0.13		(1.78)		(0.49)		0.08
Total from Investment Operations	0.30		0.58		0.61		(1.37)		(0.15)		0.40
Distributions from and/or in Excess of:
Net Investment Income	—		(0.60)		(0.48)		(0.45)		(0.39)		(0.34)
Net Asset Value, End of Period	$5.79		$5.49		$5.51		$5.38		$7.20		$7.74
Total Return(2)	5.46	%(3)	11.23%		11.84	%(4)	(18.74)%		(2.02)%		5.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,035		$92,617		$93,484		$91,828		$133,413		$145,312
Ratio of Expenses Before Expense Limitation	1.35	%(5)	1.33%		1.32%		1.24%		1.17%		N/A
Ratio of Expenses After Expense Limitation	1.10	%(5)(6)	1.09	%(6)	1.09	%(6)	1.10	%(6)	1.12	%(6)(7)	1.15	%(6)
Ratio of Net Investment Income	9.14	%(5)(6)	12.18	%(6)	9.07	%(6)	6.96	%(6)	4.59	%(6)	4.34	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	65	%(3)	139%		117%		75%		28%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$5.43		$5.45		$5.33		$7.14		$7.67		$7.61
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.67		0.47		0.40		0.34		0.31
Net Realized and Unrealized Gain (Loss)	0.04		(0.09)		0.12		(1.76)		(0.48)		0.08
Total from Investment Operations	0.29		0.58		0.59		(1.36)		(0.14)		0.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.60)		(0.47)		(0.45)		(0.39)		(0.33)
Net Asset Value, End of Period	$5.72		$5.43		$5.45		$5.33		$7.14		$7.67
Total Return(2)	5.34	%(3)	11.28%		11.69	%(4)	(18.81)%		(1.96)%		5.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,833		$10,522		$11,410		$12,093		$16,181		$17,762
Ratio of Expenses Before Expense Limitation	1.59	%(5)	1.58%		1.57%		1.49%		1.42%		1.40%
Ratio of Expenses After Expense Limitation	1.15	%(5)(6)	1.14	%(6)	1.14	%(6)	1.15	%(6)	1.17	%(6)(7)	1.20	%(6)
Ratio of Net Investment Income	9.09	%(5)(6)	12.13	%(6)	9.02	%(6)	6.91	%(6)	4.54	%(6)	4.29	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	65	%(3)	139%		117%		75%		28%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) certain senior loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Corporate Bonds	$—	$29,397	$—	$29,397
Sovereign	—	57,613	—	57,613
Senior Loan Interests	—	9,190	—	9,190
Total Fixed Income Securities	—	96,200	—	96,200
Warrants	—	2,383	—	2,383
Short-Term Investments
U.S. Treasury Security	—	309	—	309
Investment Company	4,761	—	—	4,761
Total Short-Term Investments	4,761	309	—	5,070
Foreign Currency Forward Exchange Contracts	—	16	—	16
Futures Contracts	1,059	—	—	1,059
Credit Default Swap Agreements	—	68	—	68
Total Assets	5,820	98,976	—	104,796
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(343)	—	(343)
Future Contract	(42)	—	—	(42)
Credit Default Swap Agreement	—	(52)	—	(52)
Total Liabilities	(42)	(395)	—	(437)
Total	$5,778	$98,581	$—	$104,359

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss.

The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swap once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2025:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$16
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	1,059	(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	36	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	32
Total			$1,143

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(343)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(42	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	(52	)(a)
Total			$(437)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(771)
Interest Rate Risk	Futures Contracts	(1,482)
Credit Risk	Swap Agreements	(2)
Total		$(2,255)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(500)
Interest Rate Risk	Futures Contracts	1,849
Credit Risk	Swap Agreements	(13)
Total		$1,336

At June 30, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$16	$(343)
Swap Agreements	32	—
Total	$48	$(343)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master

21

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$7	$—	$—	$7
Goldman Sachs International	25	—	—	25
UBS AG	16	—	—	16
Total	$48	$—	$—	$48
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$19	$—	$—	$19
State Street Bank and Trust Co.	324	—	—	324
Total	$343	$—	$—	$343

For the six months ended June 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$14,897,000
Futures Contracts:
Average monthly notional value	$73,805,000
Swap Agreements:
Average monthly notional amount	$1,562,000

6.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior

Loans are not readily marketable and are often subject to restrictions on resale.

The Fund's investment in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

22

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.50% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, approximately $127,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2025, this waiver amounted to approximately $10,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2025, co-transfer agency

23

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $63,719,000 and $67,240,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2025.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

Affiliated Investment Company	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$—	$31,096	$26,335	$45
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Liquidity Fund	$—	$—	$4,761

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

24

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes.The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$10,741	$9,020

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,106	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $4,170,000 and $62,321,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 82.0%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

25

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

26

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MBDBX-NCSR 6.30.25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2025 (unaudited)

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Brazil (5.2%)
Banco BTG Pactual SA (Units) (a)	56,103	$436
Itau Unibanco Holding SA (Preference)	285,644	1,943
Raia Drogasil SA	342,985	954
Rede D'Or Sao Luiz SA	244,817	1,596
Vale SA	85,105	825
WEG SA	343,813	2,708
		8,462
Chile (0.8%)
Banco de Chile	8,163,661	1,235
China (22.2%)
Alibaba Group Holding Ltd. (b)	278,400	3,941
Bank of Jiangsu Co. Ltd., Class A	736,100	1,227
BYD Co. Ltd., H Shares (b)	201,000	3,130
China Construction Bank Corp., H Shares (b)	4,115,230	4,164
China International Capital Corp. Ltd., Class H (b)	282,800	641
China Merchants Bank Co. Ltd., H Shares (b)	379,000	2,659
JD.com, Inc., Class A (b)	27,030	442
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	129,609	939
Kweichow Moutai Co. Ltd., Class A	1,591	313
Meituan, Class B (b)(c)	64,780	1,042
NARI Technology Co. Ltd., Class A	310,700	972
NAURA Technology Group Co. Ltd., Class A	13,200	815
NetEase, Inc. (b)	49,000	1,321
Ping An Insurance Group Co. of China Ltd., Class H (b)	125,000	798
Shenzhen Inovance Technology Co. Ltd., Class A	108,400	977
Tencent Holdings Ltd. (b)	130,900	8,435
Trip.com Group Ltd. ADR	36,001	2,111
Xiaomi Corp., Class B (b)(c)	146,200	1,125
Yum China Holdings, Inc.	24,675	1,103
		36,155
Czech Republic (0.7%)
Komercni Banka AS	21,916	1,061
India (24.6%)
360 ONE WAM Ltd.	70,979	989
Axis Bank Ltd.	110,568	1,546
Bajaj Auto Ltd.	13,184	1,288
Bajaj Finance Ltd.	157,080	1,715
CG Power & Industrial Solutions Ltd.	67,768	539
Colgate-Palmolive India Ltd.	13,912	391
Grasim Industries Ltd.	40,866	1,356
HDFC Asset Management Co. Ltd.	26,587	1,610
HDFC Bank Ltd.	52,919	1,235
HDFC Bank Ltd. ADR	23,700	1,817
Hindalco Industries Ltd.	97,142	786
Hitachi Energy India Ltd.	7,937	1,852
ICICI Bank Ltd.	200,881	3,395
IDFC First Bank Ltd. (c)	1,911,396	1,624
Infosys Ltd. ADR (d)	111,123	2,059
Larsen & Toubro Ltd.	26,412	1,130
	Shares	Value (000)
Macrotech Developers Ltd.	93,435	$1,511
Mahindra & Mahindra Ltd.	65,433	2,429
MakeMyTrip Ltd. (c)	7,952	779
Max Healthcare Institute Ltd.	118,144	1,758
Pidilite Industries Ltd.	33,641	1,199
Reliance Industries Ltd.	205,119	3,590
Samvardhana Motherson International Ltd.	434,400	784
Shriram Finance Ltd.	114,548	945
State Bank of India	230,149	2,201
Swiggy Ltd. (c)	112,133	524
United Breweries Ltd.	47,310	1,077
		40,129
Indonesia (0.5%)
Cisarua Mountain Dairy Tbk. PT	2,529,000	759
Korea, Republic of (8.3%)
HYBE Co. Ltd. (c)	2,290	524
KB Financial Group, Inc.	21,021	1,728
Kia Corp.	13,022	932
KT&G Corp.	9,703	916
NAVER Corp.	5,347	1,038
Samsung Electronics Co. Ltd.	164,468	7,273
SK Hynix, Inc.	5,246	1,130
		13,541
Malaysia (1.2%)
CIMB Group Holdings Bhd.	662,200	1,068
Malayan Banking Bhd.	401,600	925
		1,993
Mexico (5.0%)
Gruma SAB de CV, Class B	55,124	951
Grupo Financiero Banorte SAB de CV Series O	268,529	2,464
Kimberly-Clark de Mexico SAB de CV, Class A	978,054	1,793
Prologis Property Mexico SA de CV REIT	216,725	817
Wal-Mart de Mexico SAB de CV	621,560	2,056
		8,081
Poland (2.8%)
Allegro.eu SA (c)	245,660	2,365
Budimex SA	6,619	1,026
Powszechny Zaklad Ubezpieczen SA	68,978	1,206
		4,597
Saudi Arabia (1.4%)
Alinma Bank	144,084	1,030
Bupa Arabia for Cooperative Insurance Co.	25,468	1,209
		2,239
South Africa (3.3%)
AVI Ltd.	246,506	1,311
Capitec Bank Holdings Ltd.	12,905	2,580
Clicks Group Ltd.	53,485	1,120
OUTsurance Group Ltd.	94,454	418
		5,429

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (20.2%)
Airtac International Group	26,901	$801
Alchip Technologies Ltd.	17,000	1,803
ASE Technology Holding Co. Ltd.	244,000	1,224
Chailease Holding Co. Ltd.	199,000	862
Delta Electronics, Inc.	74,000	1,047
Hon Hai Precision Industry Co. Ltd.	450,000	2,483
MediaTek, Inc.	17,000	728
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	571,000	20,881
Unimicron Technology Corp.	258,000	1,007
Wiwynn Corp.	24,242	2,105
		32,941
United Kingdom (1.0%)
Antofagasta PLC	66,289	1,648
United States (0.9%)
MercadoLibre, Inc. (c)	556	1,453
Total Common Stocks (Cost $106,750)		159,723
Short-Term Investments (3.2%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note H) (Cost $3,037)	3,037,359	3,037
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note H) (Cost $2,111)	2,111,337	2,111
Total Short-Term Investments (Cost $5,148)		5,148
Total Investments (101.3%) (Cost $111,898) including $2,059 of Securities Loaned (e)(f)		164,871
Liabilities in Excess of Other Assets (–1.3%)		(2,040)
Net Assets (100.0%)		$162,831

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  All or a portion of this security was on loan at June 30, 2025.

(e)  The approximate fair value and percentage of net assets, $132,622,000 and 81.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,269,000 and the aggregate gross unrealized depreciation is approximately $3,296,000, resulting in net unrealized appreciation of approximately $52,973,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	45.6%
Banks	20.8
Semiconductors & Semiconductor Equipment	16.3
Tech Hardware, Storage & Peripherals	6.5
Interactive Media & Services	5.8
Broadline Retail	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $106,750)	$159,723
Investment in Security of Affiliated Issuer, at Value (Cost $5,148)	5,148
Total Investments in Securities, at Value (Cost $111,898)	164,871
Foreign Currency, at Value (Cost $51)	51
Receivable for Investments Sold	2,646
Dividends Receivable	353
Receivable for Fund Shares Sold	64
Tax Reclaim Receivable	51
Receivable from Affiliate	13
Receivable from Securities Lending Income	—	@
Other Assets	25
Total Assets	168,074
Liabilities:
Deferred Capital Gain Country Tax	2,459
Collateral on Securities Loaned, at Value	2,111
Payable for Advisory Fees	282
Payable for Fund Shares Redeemed	177
Payable for Professional Fees	67
Payable for Servicing Fees	54
Payable for Custodian Fees	39
Payable for Investments Purchased	13
Payable for Administration Fees	11
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	30
Total Liabilities	5,243
NET ASSETS	$162,831
Net Assets Consist of:
Paid-in-Capital	$101,526
Total Distributable Earnings	61,305
Net Assets	$162,831
CLASS I:
Net Assets	$114,252
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,301,550 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.65
CLASS II:
Net Assets	$48,579
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,118,478 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.58
(1) Including:
Securities on Loan, at Value:	$2,059

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2025 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $246 of Foreign Taxes Withheld)	$1,732
Dividends from Security of Affiliated Issuer (Note H)	75
Income from Securities Loaned — Net	5
Total Investment Income	1,812
Expenses:
Advisory Fees (Note B)	576
Servicing Fees (Note D)	123
Professional Fees	101
Administration Fees (Note C)	61
Custodian Fees (Note G)	60
Distribution Fees — Class II Shares (Note E)	57
Shareholder Reporting Fees	13
Transfer Agency Fees (Note F)	10
Directors' Fees and Expenses	3
Pricing Fees	3
Other Expenses	13
Total Expenses	1,020
Waiver of Distribution Fees — Class II Shares (Note E)	(46)
Waiver of Advisory Fees (Note B)	(4)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	967
Net Investment Income	845
Realized Gain (Loss):
Investments Sold (Net of $240 of Capital Gain Country Tax)	4,197
Foreign Currency Transaction	(56)
Net Realized Gain	4,141
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $355)	15,565
Foreign Currency Translation	13
Net Change in Unrealized Appreciation (Depreciation)	15,578
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	19,719
Net Increase in Net Assets Resulting from Operations	$20,564

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$845	$1,655
Net Realized Gain	4,141	8,140
Net Change in Unrealized Appreciation (Depreciation)	15,578	2,525
Net Increase in Net Assets Resulting from Operations	20,564	12,320
Dividends and Distributions to Shareholders:
Class I	—	(1,538)
Class II	—	(636)
Total Dividends and Distributions to Shareholders	—	(2,174)
Capital Share Transactions:(1)
Class I:
Subscribed	2,954	7,816
Distributions Reinvested	—	1,538
Redeemed	(11,315)	(20,302)
Class II:
Subscribed	1,233	2,516
Distributions Reinvested	—	636
Redeemed	(4,212)	(9,906)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,340)	(17,702)
Total Increase (Decrease) in Net Assets	9,224	(7,556)
Net Assets:
Beginning of Period	153,607	161,163
End of Period	$162,831	$153,607
(1) Capital Share Transactions:
Class I:
Shares Subscribed	208	559
Shares Issued on Distributions Reinvested	—	106
Shares Redeemed	(787)	(1,477)
Net Decrease in Class I Shares Outstanding	(579)	(812)
Class II:
Shares Subscribed	88	185
Shares Issued on Distributions Reinvested	—	44
Shares Redeemed	(295)	(721)
Net Decrease in Class II Shares Outstanding	(207)	(492)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.73		$12.90		$11.92		$18.11		$17.73		$15.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.14		0.19		0.19		0.08		0.05
Net Realized and Unrealized Gain (Loss)	1.84		0.88		1.21		(4.81)		0.46		2.15
Total from Investment Operations	1.92		1.02		1.40		(4.62)		0.54		2.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.20)		(0.06)		(0.16)		(0.21)
Net Realized Gain	—		—		(0.22)		(1.51)		—		(0.25)
Total Distributions	—		(0.19)		(0.42)		(1.57)		(0.16)		(0.46)
Net Asset Value, End of Period	$15.65		$13.73		$12.90		$11.92		$18.11		$17.73
Total Return(2)	13.98	%(3)	7.82%		11.97	%(4)	(25.08)%		2.99%		14.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$114,252		$108,157		$112,121		$111,050		$160,661		$166,989
Ratio of Expenses Before Expense Limitation	1.26	%(5)	1.26%		1.28%		1.32%		1.25%		1.30%
Ratio of Expenses After Expense Limitation	1.25	%(5)(6)	1.25	%(6)	1.24	%(6)(7)	1.25	%(6)	1.25	%(6)	1.25	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.25	%(6)	N/A		1.25	%(6)
Ratio of Net Investment Income	1.11	%(5)(6)	1.04	%(6)	1.52	%(6)(7)	1.41	%(6)	0.44	%(6)	0.35	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	14	%(3)	36%		33%		38%		39%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.51%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$13.67		$12.85		$11.87		$18.04		$17.66		$15.93
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.14		0.18		0.18		0.07		0.04
Net Realized and Unrealized Gain (Loss)	1.84		0.86		1.22		(4.79)		0.46		2.14
Total from Investment Operations	1.91		1.00		1.40		(4.61)		0.53		2.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.20)		(0.05)		(0.15)		(0.20)
Net Realized Gain	—		—		(0.22)		(1.51)		—		(0.25)
Total Distributions	—		(0.18)		(0.42)		(1.56)		(0.15)		(0.45)
Net Asset Value, End of Period	$15.58		$13.67		$12.85		$11.87		$18.04		$17.66
Total Return(2)	13.97	%(3)	7.72%		11.96	%(4)	(25.13)%		2.95%		14.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,579		$45,450		$49,042		$48,709		$67,300		$73,286
Ratio of Expenses Before Expense Limitation	1.51	%(5)	1.51%		1.53%		1.57%		1.50%		1.55%
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.30	%(6)	1.29	%(6)(7)	1.30	%(6)	1.30	%(6)	1.30	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.30	%(6)	N/A		1.30	%(6)
Ratio of Net Investment Income	1.06	%(5)(6)	0.99	%(6)	1.47	%(6)(7)	1.36	%(6)	0.39	%(6)	0.30	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	14	%(3)	36%		33%		38%		39%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.30%	1.46%

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts")

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$784	$—	$784
Automobiles	—	7,778	—	7,778
Banks	7,459	26,443	—	33,902
Beverages	—	1,390	—	1,390
Broadline Retail	1,453	6,748	—	8,201
Capital Markets	437	3,240	—	3,677
Chemicals	—	1,199	—	1,199
Construction & Engineering	—	2,156	—	2,156
Construction Materials	—	1,356	—	1,356
Consumer Finance	—	2,660	—	2,660
Consumer Staples Distribution & Retail	3,011	1,120	—	4,131
Electrical Equipment	2,708	3,363	—	6,071
Electronic Equipment, Instruments & Components	—	4,537	—	4,537
Entertainment	—	1,844	—	1,844
Financial Services	—	862	—	862
Food Products	951	2,069	—	3,020
Health Care Providers & Services	1,596	1,758	—	3,354
Hotels, Restaurants & Leisure	3,993	1,566	—	5,559
Household Products	1,793	—	—	1,793
Industrial REITs	817	—	—	817
Information Technology Services	2,059	—	—	2,059
Insurance	—	3,632	—	3,632
Interactive Media & Services	—	9,473	—	9,473
Machinery	—	1,778	—	1,778

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Metals & Mining	$825	$2,434	$—	$3,259
Oil, Gas & Consumable Fuels	—	3,590	—	3,590
Personal Care Products	—	390	—	390
Pharmaceuticals	—	939	—	939
Real Estate Management & Development	—	1,511	—	1,511
Semiconductors & Semiconductor Equipment	—	26,582	—	26,582
Tech Hardware, Storage & Peripherals	—	10,503	—	10,503
Tobacco	—	916	—	916
Total Common Stocks	27,102	132,621	—	159,723
Short-Term Investments
Investment Company	5,148	—	—	5,148
Total Assets	$32,250	$132,621	$—	$164,871

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,059	(a)	$—	$(2,059	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $2,111,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2025:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,111	$—	$—	$—	$2,111
Total Borrowings	$2,111	$—	$—	$—	$2,111
Gross amount of recognized liabilities for securities lending transactions					$2,111

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually . Net realized capital gains, if any, are distributed at least annually.

8.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2025, approximately $4,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan

Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2025, this waiver amounted to approximately $46,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2025, co-transfer agency

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $20,636,000 and $33,261,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2025.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

Affiliated Investment Company	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,285	$19,912	$21,049	$75
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Liquidity Funds	$—	$—	$5,148

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,174	$—	$2,595	$2,837

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$633	$5,463

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,501,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets.

During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.7%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MSMBX-NCSR 6.30.25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2025 (unaudited)

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (38.1%)
Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 2.00%, 6/1/52		$573	$455
3.00%, 11/1/52		90	78
4.50%, 1/1/49		11	11
Gold Pools: 3.50%, 2/1/45 - 6/1/45		144	133
4.50%, 1/1/49		7	7
Federal National Mortgage Association, Conventional Pools: 2.50%, 10/1/51		266	221
3.00%, 4/1/52		352	304
3.50%, 1/1/51		359	327
4.00%, 11/1/41 - 1/1/46		143	137
4.50%, 3/1/41 - 11/1/44		53	52
5.00%, 1/1/41 - 3/1/41		20	21
6.00%, 1/1/38		4	4
6.50%, 10/1/53		18	18
July TBA: 2.50%, 7/1/55 (a)		530	440
3.00%, 7/1/54 (a)		60	52
4.00%, 7/1/54 (a)		60	56
4.50%, 7/1/54 (a)		60	57
5.00%, 7/1/54 (a)		100	98
5.50%, 7/1/54 (a)		480	480
6.00%, 7/1/54 (a)		300	305
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		7	7
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,388)			3,266
Asset-Backed Securities (0.8%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A 1 Month EURIBOR + 3.25%, 5.15%, 7/24/54 (b)	EUR	48	56
United States (0.7%)
Cloud Capital Holdco LP, Class A2 5.78%, 11/22/49 (c)		$150	152
Renaissance Home Equity Loan Trust, 1 Month Term SOFR + 0.87%, 5.19%, 12/25/32 (b)		70	66
Retained Vantage Data Centers Issuer LLC, Class A2A 5.00%, 9/15/48 (c)		100	99
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 2.71%, 7/25/39 (b)	EUR	45	50
STAR Trust, Class A 1 Month Term SOFR + 1.75%, 6.06%, 10/17/41 (b)(c)		$200	201
			568
Total Asset-Backed Securities (Cost $606)			624
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.5%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%, 3.29%, 4/22/33 (b)	EUR	15	$17
United States (0.5%)
BAMLL Trust, 1 Month Term SOFR + 2.35%, 6.66%, 8/15/39 (b)(c)		$200	202
BPR Trust, 1 Month Term SOFR + 3.00%, 7.31%, 5/15/39 (b)(c)		100	100
JW Commercial Mortgage Trust, 1 Month Term SOFR + 1.62%, 5.93%, 6/15/39 (b)(c)		100	100
			402
Total Commercial Mortgage-Backed Securities (Cost $418)			419
Corporate Bonds (8.8%)
Australia (0.4%)
NBN Co. Ltd., 2.63%, 5/5/31 (c)		200	181
Westpac Banking Corp., 2.67%, 11/15/35		125	110
			291
Brazil (0.3%)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 2.50%, 1/15/27		225	219
Canada (0.5%)
Province of Ontario Canada, 4.10%, 3/4/33	CAD	140	107
Province of Quebec Canada, 0.00%, 10/29/30	EUR	210	215
Rogers Communications, Inc., 3.80%, 3/15/32		$100	93
			415
France (0.6%)
AXA SA, 3.25%, 5/28/49	EUR	100	118
BNP Paribas SA, 1.13%, 6/11/26		225	262
BPCE SA, 5.75%, 6/1/33		100	127
			507
Germany (0.7%)
Allianz SE, 5.82%, 7/25/53		100	133
Kreditanstalt fuer Wiederaufbau, 0.38%, 4/23/30		180	193
RWE AG, 3.63%, 1/10/32		30	36
Volkswagen International Finance NV, Series 10Y 1.88%, 3/30/27		200	233
			595

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (0.1%)
JT International Financial Services BV, 3.63%, 4/11/34	EUR	100	$116
Korea, Republic of (0.2%)
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (c)		$200	196
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL, 1.25%, 4/26/27	EUR	100	114
Netherlands (0.2%)
Alliander NV, 4.50%, 3/27/32 (d)		100	121
Spain (0.2%)
CaixaBank SA, 4.00%, 3/5/37		100	118
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (c)		$225	191
United Kingdom (0.7%)
BAT Capital Corp., 3.56%, 8/15/27		108	106
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	136
2.87%, 11/22/32		$200	177
Lloyds Banking Group PLC, 2.00%, 4/12/28	GBP	100	132
			551
United States (4.6%)
Air Lease Corp., 3.13%, 12/1/30		$125	116
Aon North America, Inc., 5.45%, 3/1/34		100	103
AT&T, Inc., 2.90%, 12/4/26	GBP	100	134
3.65%, 6/1/51		$75	53
Bank of New York Mellon Corp., MTN 5.19%, 3/14/35		75	76
Boeing Co., 5.81%, 5/1/50		50	48
6.26%, 5/1/27		25	26
6.30%, 5/1/29		25	26
Charles Schwab Corp., 5.85%, 5/19/34		90	96
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42		25	18
6.48%, 10/23/45		100	99
Citigroup, Inc., 3.79%, 3/17/33		275	257
Comcast Corp., 3.25%, 9/26/32	EUR	100	117
	Face Amount (000)		Value (000)
Diamondback Energy, Inc., 6.25%, 3/15/33		$50	$53
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	36
4.95%, 2/15/35		25	25
Foundry JV Holdco LLC, 5.50%, 1/25/31 (c)		200	205
Global Payments, Inc., 4.45%, 6/1/28		100	100
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	90	91
5.85%, 4/25/35		$100	105
Hyundai Capital America, 5.30%, 6/24/29 (c)		150	153
Jefferies Financial Group, Inc., 2.63%, 10/15/31		100	87
JPMorgan Chase & Co., 6.25%, 10/23/34		175	190
Kinder Morgan, Inc., 5.15%, 6/1/30		100	102
Las Vegas Sands Corp., 5.63%, 6/15/28		25	26
5.90%, 6/1/27		50	51
6.00%, 8/15/29 - 6/14/30		60	62
Medtronic Global Holdings SCA, 1.00%, 7/2/31	EUR	100	105
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (c)		$150	141
Nuveen LLC, 5.85%, 4/15/34 (c)		25	26
ONEOK, Inc., 5.05%, 11/1/34		75	73
6.05%, 9/1/33		25	26
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63		50	46
PNC Financial Services Group, Inc., 6.88%, 10/20/34		125	140
Prologis Euro Finance LLC, 1.88%, 1/5/29	EUR	100	114
Thermo Fisher Scientific, Inc., 0.88%, 10/1/31		100	104
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48		$125	105
U.S. Bancorp, 5.68%, 1/23/35		50	52
5.84%, 6/12/34		75	79
Upjohn Finance BV, 1.91%, 6/23/32	EUR	100	102
Verizon Communications, Inc., 1.88%, 9/19/30	GBP	100	120
2.55%, 3/21/31		$50	45
Vontier Corp., 2.40%, 4/1/28		50	47
			3,780
Total Corporate Bonds (Cost $7,105)			7,214

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (1.4%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP SONIA + 2.22%, 6.53%, 4/17/44 (b)	GBP	46	$61
United States (1.3%)
Bayview Opportunity Master Fund VIA Trust, 3.00%, 1/25/52 (b)(c)		$82	70
Chase Home Lending Mortgage Trust, 5.50%, 8/25/55 (b)(c)		152	151
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57		71	61
3.00%, 7/25/58		75	64
3.00%, 10/25/58		12	10
4.00%, 10/25/58		10	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, 3.00%, 9/25/45		15	13
3.00%, 7/25/46		7	6
3.00%, 5/25/47		32	28
3.50%, 5/25/45		6	6
3.50%, 9/25/45		15	14
3.50%, 7/25/46		9	8
4.00%, 5/25/45		2	1
3.00%, 12/25/46		27	23
GCAT Trust, Class 2A2 6.50%, 1/25/54 (b)(c)		95	97
Hundred Acre Wood Trust, 2.50%, 12/25/51 (b)(c)		77	63
JP Morgan Mortgage Trust, 3.00%, 4/25/52 (b)(c)		143	122
3.00%, 9/25/52 (b)(c)		156	133
3.25%, 7/25/52 (b)(c)		77	68
PRKCM 2023-AFC1 Trust, Class A1 6.60%, 2/25/58 (c)		114	114
PRMI Securitization Trust, 2.50%, 4/25/51 (b)(c)		77	63
			1,125
Total Mortgages — Other (Cost $1,295)			1,186
Sovereign (18.5%)
Australia (0.8%)
Australia Government Bond, 1.25%, 5/21/32	AUD	190	106
Queensland Treasury Corp., 3.25%, 5/21/35 (c)	EUR	100	118
Treasury Corp. of Victoria, 2.00%, 9/17/35	AUD	420	211
2.25%, 9/15/33		389	214
			649
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30	EUR	60	64
	Face Amount (000)		Value (000)
Belgium (0.3%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29	EUR	30	$34
1.70%, 6/22/50		80	62
3.45%, 6/22/43		100	114
			210
Canada (1.5%)
British Columbia Investment Management Corp., 4.00%, 6/2/35	CAD	40	29
Canadian Government Bond, 2.00%, 12/1/51		20	11
3.25%, 12/1/33		920	679
Province of Alberta Canada, 3.38%, 4/2/35	EUR	100	119
Province of British Columbia, 4.75%, 6/12/34		$150	152
Province of Ontario, 3.25%, 7/3/35 (e)	EUR	100	118
Province of Quebec Canada, 3.25%, 5/22/35		100	118
			1,226
Chile (0.3%)
Chile Government International Bond, 3.75%, 1/14/32		100	120
3.80%, 7/1/35 (e)		30	35
3.88%, 7/9/31		100	122
			277
China (3.5%)
China Development Bank, 3.34%, 7/14/25	CNY	410	57
China Government Bond, 1.43%, 1/25/30		2,470	344
2.04%, 11/25/34		810	116
2.37%, 1/20/27		1,200	170
2.40%, 7/15/28		1,000	144
2.69%, 8/15/32		1,300	194
2.80%, 11/15/32		3,250	491
3.12%, 10/25/52		400	70
3.13%, 11/21/29		3,550	531
3.27%, 11/19/30		2,510	384
3.52%, 4/25/46		50	9
3.53%, 10/18/51		200	37
3.81%, 9/14/50		300	58
3.86%, 7/22/49		1,380	264
			2,869
Colombia (0.1%)
Colombian TES, 7.00%, 3/26/31	COP	243,900	48
Czech Republic (0.1%)
Czech Republic Government Bond, 1.20%, 3/13/31	CZK	1,100	45

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	580	$89
Estonia (0.1%)
Estonia Government International Bond, 3.25%, 1/17/34	EUR	60	71
Finland (0.2%)
Finland Government Bond, 0.13%, 4/15/36		220	189
France (1.1%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		100	101
French Republic Government Bond OAT, 0.00%, 11/25/29		630	667
SNCF Reseau, 1.88%, 3/30/34		100	105
			873
Germany (0.8%)
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29		240	266
2.20%, 2/15/34		25	29
2.50%, 8/15/54		150	157
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		230	227
			679
Greece (0.0%)‡
Hellenic Republic Government Bond, 4.38%, 7/18/38		30	38
Hungary (0.3%)
Hungary Government Bond, 3.00%, 8/21/30	HUF	8,480	22
Hungary Government International Bond, 5.38%, 9/12/33	EUR	16	20
6.25%, 9/22/32		$200	209
			251
Indonesia (0.1%)
Indonesia Treasury Bond, 8.38%, 3/15/34	IDR	1,646,000	113
Ireland (0.1%)
Ireland Government Bond, 0.40%, 5/15/35	EUR	60	55
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro, 0.45%, 2/15/29		50	55
2.50%, 12/1/32		80	91
3.85%, 7/1/34		190	234
4.00%, 11/15/30		210	263
4.45%, 9/1/43		58	72
4.50%, 10/1/53		100	122
			837
	Face Amount (000)		Value (000)
Japan (2.4%)
Japan Government Ten Year Bond, 0.80%, 3/20/34	JPY	31,150	$207
0.90%, 9/20/34		64,500	430
1.10%, 6/20/34		16,900	115
1.40%, 3/20/35		63,150	438
Japan Government Thirty Year Bond, 0.30%, 6/20/46		31,200	142
0.40%, 9/20/49		35,850	152
0.70%, 12/20/51		32,250	139
Japan Government Twenty Year Bond, 0.40%, 6/20/41		63,300	338
			1,961
Korea, Republic of (0.5%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	196
Korea Development Bank, 0.80%, 7/19/26		200	193
			389
Lithuania (0.1%)
Republic of Lithuania, 3.50%, 7/3/31	EUR	40	49
Malaysia (0.2%)
Malaysia Government Bond, 3.58%, 7/15/32	MYR	390	94
3.89%, 8/15/29		410	99
			193
Mexico (0.2%)
Mexican Bonos, 7.50%, 6/3/27	MXN	1,700	90
7.75%, 11/23/34		1,000	49
8.50%, 5/31/29		800	42
			181
Netherlands (0.3%)
Netherlands Government Bond, 0.00%, 7/15/30	EUR	180	189
2.75%, 1/15/47		20	22
			211
New Zealand (0.3%)
New Zealand Government Bond, 4.25%, 5/15/34	NZD	40	24
New Zealand Local Government Funding Agency Bond, MTN 4.40%, 9/8/27	AUD	310	207
			231
Norway (0.0%)‡
Norway Government Bond, 3.75%, 6/12/35	NOK	160	16
Poland (0.3%)
Bank Gospodarstwa Krajowego, 3.25%, 3/18/30	EUR	100	120

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Poland (cont'd)
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	200	$45
Republic of Poland Government International Bond, 3.13%, 7/7/32 (e)	EUR	60	70
3.88%, 7/7/37 (e)		30	35
			270
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT, 3.63%, 6/12/54		90	102
Romania (0.1%)
Romanian Government International Bond, 5.25%, 3/10/30		70	84
Saudi Arabia (0.2%)
Saudi Government International Bond, 3.38%, 3/5/32 (c)		160	188
Singapore (0.1%)
Singapore Government Bond, 2.63%, 8/1/32	SGD	100	81
Slovakia (0.2%)
Slovakia Government Bond, 3.75%, 2/27/40	EUR	130	150
Slovenia (0.2%)
Slovenia Government International Bond, 5.00%, 9/19/33 (c)		$200	203
Spain (1.0%)
Spain Government Bond, 0.00%, 1/31/28	EUR	50	56
2.70%, 10/31/48		40	39
3.45%, 10/31/34		410	496
3.50%, 5/31/29		160	197
4.00%, 10/31/54		20	23
			811
Sweden (0.0%)‡
Sweden Government Bond, 2.25%, 5/11/35	SEK	400	42
Switzerland (0.2%)
Swiss Confederation Government Bond, 0.25%, 6/23/35	CHF	110	137
Thailand (0.2%)
Thailand Government Bond, 1.59%, 12/17/35	THB	1,350	42
2.00%, 12/17/31		3,660	116
			158
United Kingdom (1.4%)
United Kingdom Gilt, 0.63%, 10/22/50	GBP	320	162
0.88%, 7/31/33		220	232
3.50%, 10/22/25		360	493
4.25%, 7/31/34		110	149
4.75%, 10/22/43		80	105
			1,141
Total Sovereign (Cost $15,251)			15,181
	Face Amount (000)		Value (000)
Supranational (0.6%)
Asian Development Bank, MTN 2.13%, 5/19/31	NZD	60	$32
Corp. Andina de Fomento, 5.00%, 1/24/29 - 1/22/30		$140	144
MTN 5.30%, 2/19/29	AUD	160	108
European Financial Stability Facility, 3.00%, 9/4/34	EUR	90	107
European Investment Bank, 0.00%, 1/14/31		140	144
Total Supranational (Cost $504)			535
U.S. Treasury Securities (3.5%)
United States (3.5%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$610	380
U.S. Treasury Notes, 1.13%, 10/31/26		620	598
3.38%, 5/15/33		620	591
4.13%, 9/30/27		1,330	1,342
Total U.S. Treasury Securities (Cost $3,006)			2,911
Total Fixed Income Securities (Cost $31,573)			31,336
	Shares
Common Stocks (44.9%)
Australia (0.9%)
ANZ Group Holdings Ltd.		1,622	31
APA Group		724	4
Aristocrat Leisure Ltd.		315	13
ASX Ltd.		108	5
BHP Group Ltd.		2,849	69
BlueScope Steel Ltd.		244	4
Brambles Ltd.		770	12
CAR Group Ltd.		210	5
Cochlear Ltd.		36	7
Coles Group Ltd.		749	10
Commonwealth Bank of Australia		914	111
Computershare Ltd.		290	8
CSL Ltd.		272	43
Evolution Mining Ltd.		1,123	6
Fortescue Ltd.		963	10
Goodman Group REIT		1,124	25
Insurance Australia Group Ltd.		1,314	8
James Hardie Industries PLC (f)		236	6
Lottery Corp. Ltd.		1,227	4
Macquarie Group Ltd.		199	30
Medibank Pvt Ltd.		1,530	5
National Australia Bank Ltd.		1,689	44
Northern Star Resources Ltd.		775	10
Origin Energy Ltd.		955	7
Pro Medicus Ltd.		32	6
Qantas Airways Ltd.		409	3
QBE Insurance Group Ltd.		834	13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
REA Group Ltd.	29	$5
Reece Ltd.	124	1
Rio Tinto Ltd.	207	15
Santos Ltd.	1,826	9
Scentre Group REIT	2,894	7
SGH Ltd.	111	4
Sigma Healthcare Ltd.	2,573	5
Sonic Healthcare Ltd.	254	4
South32 Ltd.	2,578	5
Stockland REIT	1,343	5
Suncorp Group Ltd.	596	8
Telstra Group Ltd.	2,260	7
Transurban Group (Units)	1,739	16
Vicinity Ltd. REIT	2,155	3
Washington H Soul Pattinson & Co. Ltd.	133	4
Wesfarmers Ltd.	630	35
Westpac Banking Corp.	1,888	42
WiseTech Global Ltd.	112	8
Woodside Energy Group Ltd.	1,062	16
Woolworths Group Ltd.	683	14
Xero Ltd. (f)	81	10
		722
Austria (0.0%)‡
Erste Group Bank AG	195	17
OMV AG	93	5
Verbund AG	43	3
		25
Belgium (0.1%)
Ageas SA	89	6
Anheuser-Busch InBev SA	587	41
Argenx SE (f)	36	20
D'ieteren Group	13	3
Elia Group SA	29	3
Groupe Bruxelles Lambert NV	49	4
KBC Group NV	137	14
Sofina SA	9	3
Syensqo SA	43	3
UCB SA	76	15
		112
Canada (1.6%)
Agnico Eagle Mines Ltd.	299	36
Alamos Gold, Inc., Class A	241	6
Alimentation Couche-Tard, Inc.	431	21
AltaGas Ltd.	165	5
ARC Resources Ltd.	326	7
Bank of Montreal	403	45
Bank of Nova Scotia	695	38
Barrick Mining Corp.	992	21
BCE, Inc.	40	1
Brookfield Asset Management Ltd., Class A	227	13
Brookfield Corp.	749	46
	Shares	Value (000)
Brookfield Renewable Corp.	78	$3
CAE, Inc. (f)	161	5
Cameco Corp.	246	18
Canadian Imperial Bank of Commerce	528	37
Canadian National Railway Co.	297	31
Canadian Natural Resources Ltd.	1,181	37
Canadian Pacific Kansas City Ltd.	520	41
Canadian Tire Corp. Ltd., Class A	29	4
Canadian Utilities Ltd., Class A	75	2
CCL Industries, Inc., Class B	82	5
Celestica, Inc. (f)	63	10
Cenovus Energy, Inc.	772	10
CGI, Inc.	113	12
Constellation Software, Inc.	11	40
Descartes Systems Group, Inc. (f)	47	5
Dollarama, Inc.	155	22
Element Fleet Management Corp.	223	6
Emera, Inc.	165	8
Empire Co. Ltd., Class A	71	3
Enbridge, Inc.	1,221	55
Fairfax Financial Holdings Ltd.	11	20
First Quantum Minerals Ltd. (f)	397	7
FirstService Corp.	23	4
Fortis, Inc.	279	13
Franco-Nevada Corp.	110	18
George Weston Ltd.	33	7
GFL Environmental, Inc.	118	6
Gildan Activewear, Inc.	78	4
Great-West Lifeco, Inc.	155	6
Hydro One Ltd.	185	7
iA Financial Corp., Inc.	51	6
IGM Financial, Inc.	47	1
Imperial Oil Ltd.	100	8
Intact Financial Corp.	100	23
Ivanhoe Mines Ltd., Class A (f)	415	3
Keyera Corp.	128	4
Kinross Gold Corp.	733	11
Loblaw Cos. Ltd.	84	14
Lundin Gold, Inc.	65	3
Lundin Mining Corp.	396	4
Magna International, Inc.	147	6
Manulife Financial Corp.	955	30
Metro, Inc.	117	9
National Bank of Canada	218	22
Nutrien Ltd.	272	16
Open Text Corp.	145	4
Pan American Silver Corp.	211	6
Pembina Pipeline Corp.	329	12
Power Corp. of Canada	310	12
Quebecor, Inc., Class B	88	3
RB Global, Inc.	103	11
Restaurant Brands International, Inc.	174	12
Rogers Communications, Inc., Class B	203	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Royal Bank of Canada	788	$104
Saputo, Inc.	142	3
Shopify, Inc., Class A (f)	670	77
Stantec, Inc.	63	7
Sun Life Financial, Inc.	315	21
Suncor Energy, Inc.	695	26
TC Energy Corp.	565	28
Teck Resources Ltd., Class B	265	11
TELUS Corp.	281	4
TFI International, Inc.	44	4
Thomson Reuters Corp.	88	18
TMX Group Ltd.	156	7
Toromont Industries Ltd.	45	4
Toronto-Dominion Bank	980	72
Tourmaline Oil Corp.	199	10
West Fraser Timber Co. Ltd.	30	2
Wheaton Precious Metals Corp.	261	23
Whitecap Resources, Inc.	695	5
WSP Global, Inc.	73	15
		1,352
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	18,000	—
Denmark (0.3%)
AP Moller — Maersk AS Series B	4	8
Carlsberg AS Series B	57	8
Coloplast AS Series B	74	7
Danske Bank AS	409	17
Demant AS (f)	50	2
DSV AS	121	29
Genmab AS (f)	37	8
Novo Nordisk AS, Class B	1,906	132
Novonesis Novozymes B Series B	208	15
Orsted AS (f)	99	4
Pandora AS	49	9
Rockwool AS, Class B	55	2
Tryg AS	201	5
Vestas Wind Systems AS	584	9
		255
Finland (0.1%)
Elisa OYJ	81	4
Fortum OYJ	261	5
Kesko OYJ, Class B	159	4
Kone OYJ, Class B	197	13
Metso OYJ	357	5
Neste OYJ	245	3
Nokia OYJ	3,182	17
Nordea Bank Abp	1,825	27
Orion OYJ, Class B	63	5
Sampo OYJ, Class A	1,404	15
Stora Enso OYJ, Class R	329	4
	Shares	Value (000)
UPM-Kymmene OYJ	304	$8
Wartsila OYJ Abp	293	7
		117
France (1.4%)
Accor SA	108	6
Aeroports de Paris SA	19	2
Air Liquide SA	317	65
Airbus SE	321	67
Alstom SA (f)	191	4
Amundi SA	34	3
ArcelorMittal SA	254	8
Arkema SA	31	2
AXA SA	972	48
BioMerieux	23	3
BNP Paribas SA	554	50
Bollore SE	389	2
Bouygues SA	103	5
Bureau Veritas SA	173	6
Capgemini SE	89	15
Carrefour SA	325	5
Cie de Saint-Gobain SA	243	29
Cie Generale des Etablissements Michelin SCA	376	14
Covivio SA REIT	30	2
Credit Agricole SA	577	11
Danone SA	356	29
Dassault Aviation SA	11	4
Dassault Systemes SE	371	13
Edenred SE	125	4
Eiffage SA	37	5
Engie SA	994	23
EssilorLuxottica SA	166	46
Eurazeo SE	22	2
Eurofins Scientific SE	64	5
Euronext NV	42	7
FDJ UNITED	61	2
Gecina SA REIT	25	3
Getlink SE	164	3
Hermes International SCA	17	46
Ipsen SA	20	2
Kering SA	41	9
Klepierre SA REIT (f)	120	5
Legrand SA	143	19
L'Oreal SA	134	57
LVMH Moet Hennessy Louis Vuitton SE	151	79
Orange SA	1,013	15
Pernod Ricard SA	110	11
Publicis Groupe SA	125	14
Renault SA	107	5
Rexel SA	122	4
Safran SA	196	64
Sanofi SA	607	59
Sartorius Stedim Biotech	16	4
Schneider Electric SE	300	81

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Societe Generale SA	397	$23
Sodexo SA	48	3
STMicroelectronics NV	362	11
Teleperformance SE	29	3
Thales SA	50	15
TotalEnergies SE	1,119	68
Unibail-Rodamco-Westfield REIT	66	6
Veolia Environnement SA	339	12
Vinci SA	268	40
		1,148
Germany (1.4%)
adidas AG	102	24
Allianz SE (Registered)	228	93
BASF SE	528	26
Bayer AG (Registered)	583	18
Bayerische Motoren Werke AG	171	15
Bayerische Motoren Werke AG (Preference)	33	3
Beiersdorf AG	59	7
Brenntag SE	71	5
Commerzbank AG	526	17
Continental AG	66	6
Covestro AG (f)	106	8
CTS Eventim AG & Co. KGaA	37	5
Daimler Truck Holding AG	278	13
Delivery Hero SE (f)	115	3
Deutsche Bank AG (Registered)	1,085	32
Deutsche Boerse AG	110	36
Deutsche Lufthansa AG (Registered)	355	3
Deutsche Post AG (Registered)	567	26
Deutsche Telekom AG (Registered)	2,062	75
Dr. Ing hc F Porsche AG (Preference)	67	3
E.ON SE	1,316	24
Evonik Industries AG	152	3
Fresenius Medical Care AG	130	7
Fresenius SE & Co. KGaA	249	13
GEA Group AG	87	6
Hannover Rueck SE (Registered)	36	11
Heidelberg Materials AG	79	19
Henkel AG & Co. KGaA	61	4
Henkel AG & Co. KGaA (Preference)	99	8
Infineon Technologies AG	762	32
Knorr-Bremse AG	43	4
LEG Immobilien SE	44	4
Mercedes-Benz Group AG (Registered)	432	25
Merck KGaA	75	10
MTU Aero Engines AG	32	14
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	80	52
Nemetschek SE	34	5
Porsche Automobil Holding SE (Preference)	93	4
Qiagen NV (f)	125	6
Rational AG	3	3
	Shares	Value (000)
Rheinmetall AG	25	$53
RWE AG	374	16
SAP SE	622	190
Sartorius AG (Preference)	15	4
Scout24 SE	44	6
Siemens AG (Registered)	447	115
Siemens Energy AG (f)	399	47
Siemens Healthineers AG	200	11
Symrise AG	78	8
Talanx AG	38	5
Volkswagen AG (Preference)	123	13
Vonovia SE	437	15
Zalando SE (f)	132	4
		1,159
Hong Kong (0.1%)
AIA Group Ltd.	1,843	17
BOC Hong Kong Holdings Ltd.	640	3
CK Asset Holdings Ltd.	320	1
CK Hutchison Holdings Ltd.	465	3
CK Infrastructure Holdings Ltd.	105	1
CLP Holdings Ltd.	284	2
Futu Holdings Ltd. ADR	10	1
Galaxy Entertainment Group Ltd.	358	2
Hang Seng Bank Ltd.	130	2
Henderson Land Development Co. Ltd.	238	1
HKT Trust & HKT Ltd.	663	1
Hong Kong & China Gas Co. Ltd.	1,944	2
Hong Kong Exchanges & Clearing Ltd.	206	11
Hongkong Land Holdings Ltd.	180	1
Jardine Matheson Holdings Ltd.	26	1
Link REIT	445	2
MTR Corp. Ltd.	256	1
Power Assets Holdings Ltd.	240	1
Sands China Ltd.	405	1
Sino Land Co. Ltd.	613	1
SITC International Holdings Co. Ltd.	241	1
Sun Hung Kai Properties Ltd.	244	3
Swire Pacific Ltd., Class A	61	—	@
Techtronic Industries Co. Ltd.	256	3
WH Group Ltd.	1,447	1
Wharf Holdings Ltd.	173	—	@
Wharf Real Estate Investment Co. Ltd.	275	1
		64
Ireland (0.1%)
AIB Group PLC	1,206	10
Bank of Ireland Group PLC	570	8
Kerry Group PLC, Class A	96	10
Kingspan Group PLC	90	8
Ryanair Holdings PLC	488	14
		50
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Israel (0.1%)
Azrieli Group Ltd.	25	$3
Bank Hapoalim BM	730	14
Bank Leumi Le-Israel BM	873	16
Check Point Software Technologies Ltd. (f)	51	11
CyberArk Software Ltd. (f)	27	11
Elbit Systems Ltd.	16	7
ICL Group Ltd.	451	3
Israel Discount Bank Ltd., Class A	716	7
Mizrahi Tefahot Bank Ltd.	91	6
Monday.com Ltd. (f)	24	8
Nice Ltd. (f)	37	6
Teva Pharmaceutical Industries Ltd. ADR (f)	670	11
Wix.com Ltd. (f)	31	5
		108
Italy (0.1%)
Banca Mediolanum SpA	44	1
Banco BPM SpA	225	3
BPER Banca SpA	198	2
Davide Campari-Milano NV	121	1
DiaSorin SpA	4	—	@
Enel SpA	1,603	15
Eni SpA	434	7
Ferrari NV	25	12
FinecoBank Banca Fineco SpA	120	3
Generali	170	6
Infrastrutture Wireless Italiane SpA	54	1
Intesa Sanpaolo SpA	2,992	17
Leonardo SpA	78	4
Mediobanca Banca di Credito Finanziario SpA	99	2
Moncler SpA	47	3
Nexi SpA	94	1
Poste Italiane SpA	90	2
Prysmian SpA	55	4
Recordati Industria Chimica e Farmaceutica SpA	22	1
Snam SpA	396	2
Stellantis NV	401	4
Telecom Italia SpA (f)	2,079	1
Tenaris SA	80	1
Terna — Rete Elettrica Nazionale	276	3
UniCredit SpA	277	19
Unipol Assicurazioni SpA	72	1
		116
Netherlands (0.7%)
ABN AMRO Bank NV CVA	273	7
Adyen NV (f)	15	27
Aegon Ltd.	783	6
AerCap Holdings NV	110	13
Akzo Nobel NV	101	7
ASM International NV	28	18
ASML Holding NV	237	190
ASR Nederland NV	88	6
Basic-Fit NV (f)	788	24
	Shares	Value (000)
BE Semiconductor Industries NV	48	$7
Coca-Cola Europacific Partners PLC	138	13
CVC Capital Partners PLC	122	2
DSM-Firmenich AG	111	12
EXOR NV	53	5
Heineken Holding NV	77	6
Heineken NV	172	15
IMCD NV	35	5
ING Groep NV	1,874	41
InPost SA (f)	131	2
JDE Peet's NV	101	3
Koninklijke Ahold Delhaize NV	547	23
Koninklijke KPN NV	2,288	11
Koninklijke Philips NV	492	12
NN Group NV	159	11
Prosus NV (f)	783	44
Randstad NV	63	3
Universal Music Group NV	646	21
Wolters Kluwer NV	142	24
		558
New Zealand (0.0%)‡
Auckland International Airport Ltd.	1,184	6
Contact Energy Ltd.	554	3
Fisher & Paykel Healthcare Corp. Ltd.	404	9
Infratil Ltd.	647	4
Meridian Energy Ltd.	905	3
		25
Norway (0.1%)
Aker BP ASA	197	5
DNB Bank ASA	553	15
Equinor ASA	518	13
Gjensidige Forsikring ASA	126	3
Kongsberg Gruppen ASA	268	10
Mowi ASA	287	6
Norsk Hydro ASA	854	5
Orkla ASA	437	5
Salmar ASA	42	2
Telenor ASA	384	6
Yara International ASA	106	4
		74
Portugal (0.0%)‡
EDP Renovaveis SA	162	2
EDP SA	1,621	7
Galp Energia SGPS SA	215	4
Jeronimo Martins SGPS SA	146	4
		17
Singapore (0.2%)
CapitaLand Ascendas REIT	1,803	4
CapitaLand Integrated Commercial Trust REIT	2,818	5
CapitaLand Investment Ltd.	1,124	2
DBS Group Holdings Ltd.	1,024	36
Genting Singapore Ltd.	2,905	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Singapore (cont'd)
Grab Holdings Ltd., Class A (f)	1,180	$6
Keppel Ltd.	705	4
Oversea-Chinese Banking Corp. Ltd.	1,636	21
Sea Ltd. ADR (f)	186	30
Sembcorp Industries Ltd.	433	2
Singapore Airlines Ltd.	718	4
Singapore Exchange Ltd.	400	5
Singapore Technologies Engineering Ltd.	744	4
Singapore Telecommunications Ltd.	3,624	11
United Overseas Bank Ltd.	605	17
Wilmar International Ltd.	936	2
Yangzijiang Shipbuilding Holdings Ltd.	1,267	2
		157
South Africa (0.0%)‡
Valterra Platinum Ltd. (f)	79	3
Spain (0.3%)
Acciona SA	8	1
ACS Actividades de Construccion y Servicios SA	58	4
Aena SME SA	249	7
Amadeus IT Group SA	150	13
Banco Bilbao Vizcaya Argentaria SA	1,903	29
Banco de Sabadell SA	1,782	6
Banco Santander SA	5,041	42
Bankinter SA	225	3
CaixaBank SA	1,315	11
Cellnex Telecom SA	162	6
Endesa SA	105	3
Ferrovial SE	169	9
Grifols SA (f)	96	1
Iberdrola SA	1,910	37
Industria de Diseno Textil SA	363	19
International Consolidated Airlines Group SA	411	2
Redeia Corp. SA	133	3
Repsol SA	385	6
Telefonica SA	1,222	6
		208
Sweden (0.5%)
AddTech AB, Class B	152	5
Alfa Laval AB	172	7
Assa Abloy AB, Class B	596	19
Atlas Copco AB, Class A	2,548	39
Beijer Ref AB	225	4
Boliden AB (f)	163	5
Epiroc AB, Class A	617	12
EQT AB	211	7
Essity AB, Class B	359	10
Evolution AB	87	7
Fastighets AB Balder, Class B (f)	415	3
H & M Hennes & Mauritz AB, Class B	323	5
Hexagon AB, Class B	1,228	12
Holmen AB, Class B	46	2
	Shares	Value (000)
Industrivarden AB, Class A	164	$6
Indutrade AB	161	4
Investment AB Latour, Class B	87	2
Investor AB, Class B	1,033	31
L E Lundbergforetagen AB, Class B	46	2
Lifco AB, Class B	138	6
Nibe Industrier AB, Class B	895	4
Saab AB, Class B	183	10
Sagax AB, Class B	128	3
Sandvik AB	626	14
Securitas AB, Class B	291	4
Skandinaviska Enskilda Banken AB, Class A	943	16
Skanska AB, Class B	200	5
SKF AB, Class B	200	5
Spotify Technology SA (f)	91	70
Svenska Cellulosa AB SCA, Class B	355	5
Svenska Handelsbanken AB, Class A	868	12
Swedbank AB, Class A	504	13
Swedish Orphan Biovitrum AB (f)	116	4
Tele2 AB, Class B	324	5
Telefonaktiebolaget LM Ericsson, Class B	1,645	14
Telia Co. AB	1,402	5
Trelleborg AB, Class B	120	4
Volvo AB, Class B	942	27
		408
Switzerland (1.4%)
ABB Ltd. (Registered)	1,044	63
Alcon AG	326	29
Amrize Ltd. (f)	350	17
Avolta AG (Registered)	52	3
Baloise Holding AG (Registered)	25	6
Banque Cantonale Vaudoise (Registered)	18	2
Barry Callebaut AG (Registered)	2	2
BKW AG	12	3
Chocoladefabriken Lindt & Spruengli AG	1	17
Cie Financiere Richemont SA, Class A (Registered)	356	67
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG	69	10
Geberit AG (Registered)	23	18
Givaudan SA (Registered)	7	34
Helvetia Holding AG (Registered)	22	5
Holcim AG (f)	348	26
Julius Baer Group Ltd.	120	8
Kuehne & Nagel International AG (Registered)	31	7
Logitech International SA (Registered)	101	9
Lonza Group AG (Registered)	48	34
Nestle SA (Registered)	1,715	171
Novartis AG (Registered)	1,238	150
Partners Group Holding AG	15	20
Roche Holding AG	19	7
Roche Holding AG (Genusschein)	457	149
Sandoz Group AG	245	13
Schindler Holding AG	24	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Schindler Holding AG (Registered)	14	$5
SGS SA (Registered)	95	10
SIG Group AG (f)	179	3
Sika AG (Registered) (f)	99	27
Sonova Holding AG (Registered)	33	10
Straumann Holding AG (Registered)	66	9
Swatch Group AG	17	3
Swiss Life Holding AG (Registered)	19	19
Swiss Prime Site AG (Registered) (f)	47	7
Swiss Re AG	199	34
Swisscom AG (Registered)	17	12
Temenos AG (Registered)	35	2
UBS Group AG (Registered)	2,122	72
VAT Group AG	16	7
Zurich Insurance Group AG	96	67
		1,169
United Kingdom (2.0%)
3i Group PLC	552	31
Admiral Group PLC	156	7
Anglo American PLC	625	18
Antofagasta PLC	223	6
Ashtead Group PLC	252	16
Associated British Foods PLC	190	5
AstraZeneca PLC	923	128
Auto Trader Group PLC	519	6
Aviva PLC	1,585	13
BAE Systems PLC	1,741	45
Barclays PLC	8,449	39
Barratt Redrow PLC	819	5
BP PLC	9,398	47
British American Tobacco PLC	1,195	57
BT Group PLC	3,495	9
Bunzl PLC	194	6
Centrica PLC	2,990	7
Coca-Cola HBC AG (f)	128	7
Compass Group PLC	1,012	34
Croda International PLC	79	3
DCC PLC	57	4
Diageo PLC	1,310	33
Entain PLC	345	4
Evraz PLC (f)(g)	464	—
Experian PLC	553	28
Glencore PLC (f)	5,773	22
GSK PLC	2,431	46
Haleon PLC	5,397	28
Halma PLC	222	10
Hikma Pharmaceuticals PLC	101	3
HSBC Holdings PLC	10,572	128
Imperial Brands PLC	459	18
Informa PLC	783	9
InterContinental Hotels Group PLC	88	10
Intertek Group PLC	95	6
	Shares	Value (000)
J Sainsbury PLC	1,047	$4
JD Sports Fashion PLC	1,479	2
Kingfisher PLC	1,048	4
Land Securities Group PLC REIT	413	4
Legal & General Group PLC	3,459	12
Lloyds Banking Group PLC	35,556	37
London Stock Exchange Group PLC	284	42
M&G PLC	1,344	5
Marks & Spencer Group PLC	1,215	6
Melrose Industries PLC	767	6
Mondi PLC	256	4
National Grid PLC	2,886	42
NatWest Group PLC	4,781	34
Next PLC	69	12
Paragon Offshore PLC (f)(g)	67	—
Pearson PLC	355	5
Phoenix Group Holdings PLC	413	4
Prudential PLC	1,528	19
Reckitt Benckiser Group PLC	408	28
RELX PLC	1,103	60
Rentokil Initial PLC	1,485	7
Rio Tinto PLC	653	38
Rolls-Royce Holdings PLC	4,991	66
Sage Group PLC	582	10
Schroders PLC	427	2
Segro PLC REIT	756	7
Severn Trent PLC	158	6
Shell PLC	3,515	123
Smith & Nephew PLC	492	8
Smiths Group PLC	197	6
Spirax Group PLC	42	3
SSE PLC	658	17
Standard Chartered PLC	1,193	20
Tesco PLC	3,975	22
Unilever PLC CVA	1,508	92
United Utilities Group PLC	399	6
Vodafone Group PLC	11,712	13
Whitbread PLC	104	4
Wise PLC, Class A (f)	393	6
WPP PLC	637	4
		1,628
United States (33.5%)
3M Co.	274	42
Abbott Laboratories	886	121
AbbVie, Inc.	911	169
Accenture PLC, Class A	322	96
Adobe, Inc. (f)	216	84
Advanced Micro Devices, Inc. (f)	836	119
AECOM	68	8
Aflac, Inc.	263	28
Agilent Technologies, Inc.	146	17
Air Products & Chemicals, Inc.	114	32
Airbnb, Inc., Class A (f)	224	30

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Akamai Technologies, Inc. (f)	75	$6
Albertsons Cos., Inc., Class A	192	4
Alexandria Real Estate Equities, Inc. REIT	80	6
Align Technology, Inc. (f)	36	7
Allegion PLC	44	6
Alliant Energy Corp.	131	8
Allstate Corp.	135	27
Alnylam Pharmaceuticals, Inc. (f)	66	22
Alphabet, Inc., Class A	5,547	980
Altria Group, Inc.	871	51
Amazon.com, Inc. (f)	4,840	1,062
Amcor PLC	1,166	11
Ameren Corp.	138	13
American Electric Power Co., Inc.	273	28
American Express Co.	281	90
American Financial Group, Inc.	34	4
American Homes 4 Rent, Class A REIT	170	6
American International Group, Inc.	299	26
American Tower Corp. REIT	238	53
American Water Works Co., Inc.	100	14
Ameriprise Financial, Inc.	49	26
AMETEK, Inc.	118	21
Amgen, Inc.	275	77
Amphenol Corp., Class A	616	61
Analog Devices, Inc.	255	61
Annaly Capital Management, Inc. REIT	307	6
ANSYS, Inc. (f)	44	15
Aon PLC, Class A	99	35
Apollo Global Management, Inc.	198	28
Apple, Inc.	7,677	1,575
Applied Materials, Inc.	416	76
AppLovin Corp., Class A (f)	121	42
Aptiv PLC (f)	115	8
Arch Capital Group Ltd.	192	17
Archer-Daniels-Midland Co.	255	13
ARES Management Corp., Class A	103	18
Arista Networks, Inc. (f)	557	57
Arthur J Gallagher & Co.	131	42
AT&T, Inc.	3,680	106
Atlassian Corp., Class A (f)	81	16
Atmos Energy Corp.	81	12
Autodesk, Inc. (f)	108	33
Automatic Data Processing, Inc.	207	64
AutoZone, Inc. (f)	8	30
AvalonBay Communities, Inc. REIT	72	15
Avantor, Inc. (f)	350	5
Avery Dennison Corp.	40	7
Axon Enterprise, Inc. (f)	37	31
Baker Hughes Co.	508	19
Ball Corp.	138	8
Bank of America Corp.	3,718	176
Bank of New York Mellon Corp.	363	33
	Shares	Value (000)
Baxter International, Inc.	264	$8
Becton Dickinson & Co.	146	25
Bentley Systems, Inc., Class B	81	4
Berkshire Hathaway, Inc., Class B (f)	682	331
Best Buy Co., Inc.	104	7
Biogen, Inc. (f)	75	9
BioMarin Pharmaceutical, Inc. (f)	97	5
Blackrock, Inc.	75	79
Blackstone, Inc.	365	55
Block, Inc., Class A (f)	282	19
Boeing Co. (f)	370	78
Booking Holdings, Inc.	17	98
Booz Allen Hamilton Holding Corp.	65	7
Boston Scientific Corp. (f)	745	80
Bristol-Myers Squibb Co.	1,043	48
Broadcom, Inc.	2,292	632
Broadridge Financial Solutions, Inc.	60	15
Brown & Brown, Inc.	149	17
Brown-Forman Corp., Class B	93	3
Builders FirstSource, Inc. (f)	57	7
Bunge Global SA	71	6
Burlington Stores, Inc. (f)	32	7
BXP, Inc. REIT	76	5
Cadence Design Systems, Inc. (f)	138	43
Camden Property Trust REIT	55	6
Campbell's Co.	101	3
Capital One Financial Corp.	326	69
Cardinal Health, Inc.	122	20
Carlisle Cos., Inc.	23	9
Carlyle Group, Inc.	118	6
Carnival Corp. (f)	521	15
Carrier Global Corp.	391	29
Carvana Co. (f)	60	20
Caterpillar, Inc.	242	94
Cboe Global Markets, Inc.	53	12
CBRE Group, Inc., Class A (f)	151	21
CDW Corp.	67	12
Cencora, Inc.	94	28
Centene Corp. (f)	252	14
CenterPoint Energy, Inc.	334	12
CF Industries Holdings, Inc.	85	8
CH Robinson Worldwide, Inc.	59	6
Charles Schwab Corp.	875	80
Charter Communications, Inc., Class A (f)	47	19
Cheniere Energy, Inc.	115	28
Chevron Corp.	860	123
Chipotle Mexican Grill, Inc. (f)	688	39
Chubb Ltd.	194	56
Church & Dwight Co., Inc.	127	12
Cigna Group	139	46
Cincinnati Financial Corp.	80	12
Cintas Corp.	185	41
Cisco Systems, Inc.	2,036	141

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Citigroup, Inc.	967	$82
Citizens Financial Group, Inc.	223	10
Clorox Co.	63	8
Cloudflare, Inc., Class A (f)	156	31
CME Group, Inc.	185	51
CMS Energy Corp.	153	11
CNH Industrial NV	443	6
Coca-Cola Co.	2,075	147
Cognizant Technology Solutions Corp., Class A	253	20
Coinbase Global, Inc., Class A (f)	108	38
Colgate-Palmolive Co.	392	36
Comcast Corp., Class A	1,923	69
Conagra Brands, Inc.	246	5
ConocoPhillips	653	59
Consolidated Edison, Inc.	185	19
Constellation Brands, Inc., Class A	84	14
Constellation Energy Corp.	160	52
Cooper Cos., Inc. (f)	100	7
Copart, Inc. (f)	467	23
Corebridge Financial, Inc.	126	4
Corning, Inc.	414	22
Corpay, Inc. (f)	34	11
Corteva, Inc.	350	26
CoStar Group, Inc. (f)	217	17
Costco Wholesale Corp.	226	224
Coterra Energy, Inc.	396	10
CRH PLC	338	31
Crowdstrike Holdings, Inc., Class A (f)	128	65
Crown Castle, Inc. REIT	222	23
Crown Holdings, Inc.	60	6
CSX Corp.	965	31
Cummins, Inc.	70	23
CVS Health Corp.	644	44
Danaher Corp.	332	66
Darden Restaurants, Inc.	60	13
Datadog, Inc., Class A (f)	145	19
DaVita, Inc. (f)	22	3
Deckers Outdoor Corp. (f)	76	8
Deere & Co.	131	67
Dell Technologies, Inc., Class C	169	21
Delta Air Lines, Inc.	83	4
Devon Energy Corp.	320	10
Dexcom, Inc. (f)	198	17
Diamondback Energy, Inc.	99	14
Dick's Sporting Goods, Inc.	28	6
Digital Realty Trust, Inc. REIT	171	30
Docusign, Inc. (f)	103	8
Dollar General Corp.	111	13
Dollar Tree, Inc. (f)	103	10
Dominion Energy, Inc.	430	24
Domino's Pizza, Inc.	17	8
DoorDash, Inc., Class A (f)	183	45
	Shares	Value (000)
Dover Corp.	70	$13
Dow, Inc.	359	10
DR Horton, Inc.	143	18
DraftKings, Inc., Class A (f)	226	10
DTE Energy Co.	106	14
Duke Energy Corp.	396	47
DuPont de Nemours, Inc.	215	15
Dynatrace, Inc. (f)	152	8
Eaton Corp. PLC	197	70
eBay, Inc.	240	18
Ecolab, Inc.	130	35
Edison International	198	10
Edwards Lifesciences Corp. (f)	298	23
Electronic Arts, Inc.	127	20
Elevance Health, Inc.	115	45
Eli Lilly & Co.	418	326
EMCOR Group, Inc.	22	12
Emerson Electric Co.	288	38
Entegris, Inc.	77	6
Entergy Corp.	220	18
EOG Resources, Inc.	285	34
EQT Corp.	291	17
Equifax, Inc.	63	16
Equinix, Inc. REIT	48	38
Equitable Holdings, Inc.	158	9
Equity LifeStyle Properties, Inc. REIT	94	6
Equity Residential REIT	174	12
Erie Indemnity Co., Class A	13	5
Essential Utilities, Inc.	134	5
Essex Property Trust, Inc. REIT	33	9
Estee Lauder Cos., Inc., Class A	117	9
Everest Group Ltd.	22	7
Evergy, Inc.	117	8
Eversource Energy	187	12
Exelon Corp.	513	22
Expand Energy Corp.	107	13
Expedia Group, Inc.	62	10
Expeditors International of Washington, Inc.	70	8
Extra Space Storage, Inc. REIT	108	16
Exxon Mobil Corp.	2,242	242
F5, Inc. (f)	29	9
FactSet Research Systems, Inc.	19	8
Fair Isaac Corp. (f)	12	22
Fastenal Co.	581	24
FedEx Corp.	113	26
Ferguson Enterprises, Inc.	102	22
Fidelity National Financial, Inc.	133	7
Fidelity National Information Services, Inc.	270	22
Fifth Third Bancorp	343	14
First Citizens BancShares, Inc., Class A	5	10
First Solar, Inc. (f)	53	9
FirstEnergy Corp.	280	11
Fiserv, Inc. (f)	283	49

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Flutter Entertainment PLC (f)	89	$25
Ford Motor Co.	1,956	21
Fortinet, Inc. (f)	334	35
Fortive Corp.	174	9
Fox Corp., Class A	183	10
Freeport-McMoRan, Inc.	744	32
Gaming & Leisure Properties, Inc. REIT	140	7
Garmin Ltd.	78	16
Gartner, Inc. (f)	39	16
GE HealthCare Technologies, Inc.	235	17
GE Vernova, Inc.	134	71
Gen Digital, Inc.	268	8
General Dynamics Corp.	117	34
General Electric Co.	529	136
General Mills, Inc.	280	15
General Motors Co.	488	24
Genuine Parts Co.	70	8
Gilead Sciences, Inc.	625	69
Global Payments, Inc.	125	10
GoDaddy, Inc., Class A (f)	72	13
Goldman Sachs Group, Inc.	158	112
Graco, Inc.	86	7
Halliburton Co.	443	9
Hartford Insurance Group, Inc.	146	19
HCA Healthcare, Inc.	93	36
Healthpeak Properties, Inc. REIT	358	6
HEICO Corp.	60	17
Hershey Co.	76	13
Hess Corp.	152	21
Hewlett Packard Enterprise Co.	668	14
Hilton Worldwide Holdings, Inc.	120	32
Hologic, Inc. (f)	115	7
Home Depot, Inc.	502	184
Honeywell International, Inc.	330	77
Hormel Foods Corp.	155	5
Howmet Aerospace, Inc.	189	35
HP, Inc.	482	12
Hubbell, Inc.	27	11
HubSpot, Inc. (f)	25	14
Humana, Inc.	61	15
Huntington Bancshares, Inc.	747	13
Hyatt Hotels Corp., Class A	21	3
IDEX Corp.	39	7
IDEXX Laboratories, Inc. (f)	41	22
Illinois Tool Works, Inc.	142	35
Illumina, Inc. (f)	81	8
Incyte Corp. (f)	86	6
Ingersoll Rand, Inc.	206	17
Insulet Corp. (f)	36	11
Intel Corp.	2,218	50
Interactive Brokers Group, Inc., Class A	221	12
Intercontinental Exchange, Inc.	292	54
	Shares	Value (000)
International Business Machines Corp.	475	$140
International Flavors & Fragrances, Inc.	130	10
International Paper Co.	251	12
Intuit, Inc.	141	111
Intuitive Surgical, Inc. (f)	181	98
Invitation Homes, Inc. REIT	299	10
IQVIA Holdings, Inc. (f)	91	14
Iron Mountain, Inc. REIT	148	15
J.M. Smucker Co.	55	5
Jabil, Inc.	54	12
Jack Henry & Associates, Inc.	37	7
Jacobs Solutions, Inc.	63	8
JB Hunt Transport Services, Inc.	40	6
Johnson & Johnson	1,229	188
Johnson Controls International PLC	335	35
JPMorgan Chase & Co.	1,443	418
Juniper Networks, Inc.	170	7
Kellanova	141	11
Kenvue, Inc.	987	21
Keurig Dr. Pepper, Inc.	668	22
KeyCorp	475	8
Keysight Technologies, Inc. (f)	89	15
Kimberly-Clark Corp.	168	22
Kimco Realty Corp. REIT	349	7
Kinder Morgan, Inc.	1,023	30
KKR & Co., Inc.	312	42
KLA Corp.	68	61
Kraft Heinz Co.	462	12
Kroger Co.	322	23
L3Harris Technologies, Inc.	96	24
Labcorp Holdings, Inc.	42	11
Lam Research Corp.	653	64
Las Vegas Sands Corp.	179	8
Leidos Holdings, Inc.	62	10
Lennar Corp., Class A	117	13
Lennox International, Inc.	16	9
Liberty Media Corp.-Liberty Formula One, Class C (f)	108	11
Linde PLC	243	114
Live Nation Entertainment, Inc. (f)	82	12
LKQ Corp.	132	5
Lockheed Martin Corp.	108	50
Loews Corp.	91	8
Lowe's Cos., Inc.	283	63
LPL Financial Holdings, Inc.	41	15
Lululemon Athletica, Inc. (f)	55	13
LyondellBasell Industries NV, Class A	131	8
M&T Bank Corp.	83	16
Marathon Petroleum Corp.	162	27
Markel Group, Inc. (f)	7	14
Marriott International, Inc., Class A	118	32
Marsh & McLennan Cos., Inc.	250	55
Martin Marietta Materials, Inc.	31	17
Marvell Technology, Inc.	457	35

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Masco Corp.	107	$7
Mastercard, Inc., Class A	411	231
McCormick & Co., Inc.	131	10
McDonald's Corp.	362	106
McKesson Corp.	63	46
Medtronic PLC	660	58
MercadoLibre, Inc. (f)	24	63
Merck & Co., Inc.	1,290	102
Meta Platforms, Inc., Class A	1,118	825
MetLife, Inc.	295	24
Mettler-Toledo International, Inc. (f)	11	13
Microchip Technology, Inc.	274	19
Micron Technology, Inc.	578	71
Microsoft Corp.	3,615	1,798
MicroStrategy, Inc., Class A (f)	124	50
Mid-America Apartment Communities, Inc. REIT	59	9
Molina Healthcare, Inc. (f)	28	8
Molson Coors Beverage Co., Class B	91	4
Mondelez International, Inc., Class A	667	45
MongoDB, Inc. (f)	42	9
Monolithic Power Systems, Inc.	24	18
Monster Beverage Corp. (f)	378	24
Moody's Corp.	81	41
Motorola Solutions, Inc.	85	36
MSCI, Inc.	39	22
Nasdaq, Inc.	219	20
Natera, Inc. (f)	65	11
NetApp, Inc.	105	11
Netflix, Inc. (f)	217	291
Neurocrine Biosciences, Inc. (f)	51	6
Newmont Corp. (TSX)	603	35
News Corp., Class A	194	6
NextEra Energy, Inc.	1,057	73
NIKE, Inc., Class B	510	36
NiSource, Inc.	239	10
Nordson Corp.	28	6
Norfolk Southern Corp.	116	30
Northern Trust Corp.	99	13
Northrop Grumman Corp.	70	35
NRG Energy, Inc.	100	16
Nucor Corp.	118	15
Nutanix, Inc., Class A (f)	130	10
NVIDIA Corp.	12,305	1,944
NVR, Inc. (f)	2	15
NXP Semiconductors NV	130	28
Occidental Petroleum Corp.	366	15
Okta, Inc. (f)	84	8
Old Dominion Freight Line, Inc.	97	16
Omnicom Group, Inc.	99	7
ON Semiconductor Corp. (f)	218	11
ONEOK, Inc.	319	26
Oracle Corp.	858	188
	Shares	Value (000)
O'Reilly Automotive, Inc. (f)	435	$39
Otis Worldwide Corp.	202	20
Owens Corning	43	6
PACCAR, Inc.	267	25
Packaging Corp. of America	46	9
Palantir Technologies, Inc., Class A (f)	1,142	156
Palo Alto Networks, Inc. (f)	341	70
Parker-Hannifin Corp.	65	45
Paychex, Inc.	163	24
Paycom Software, Inc.	27	6
PayPal Holdings, Inc. (f)	481	36
Pentair PLC	84	9
PepsiCo, Inc.	691	91
Pfizer, Inc.	2,905	70
PG&E Corp.	1,130	16
Philip Morris International, Inc.	799	146
Phillips 66	211	25
Pinterest, Inc., Class A (f)	300	11
PNC Financial Services Group, Inc.	201	37
Pool Corp.	19	6
PPG Industries, Inc.	115	13
PPL Corp.	378	13
Principal Financial Group, Inc.	114	9
Procter & Gamble Co.	1,196	191
Progressive Corp.	298	80
Prologis, Inc. REIT	464	49
Prudential Financial, Inc.	180	19
PTC, Inc. (f)	61	11
Public Service Enterprise Group, Inc.	253	21
Public Storage REIT	80	23
PulteGroup, Inc.	102	11
Pure Storage, Inc., Class A (f)	158	9
QUALCOMM, Inc.	563	90
Quanta Services, Inc.	76	29
Quest Diagnostics, Inc.	57	10
Ralliant Corp. (f)	61	3
Raymond James Financial, Inc.	99	15
Realty Income Corp. REIT	455	26
Reddit, Inc., Class A (f)	36	5
Regency Centers Corp. REIT	88	6
Regeneron Pharmaceuticals, Inc.	55	29
Regions Financial Corp.	462	11
Reliance, Inc.	27	8
Republic Services, Inc.	112	28
ResMed, Inc.	76	20
Revvity, Inc.	62	6
Rivian Automotive, Inc., Class A (f)	411	6
Robinhood Markets, Inc., Class A (f)	382	36
ROBLOX Corp., Class A (f)	275	29
Rockwell Automation, Inc.	57	19
Rollins, Inc.	148	8
Roper Technologies, Inc.	55	31
Ross Stores, Inc.	166	21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Royal Caribbean Cruises Ltd.	127	$40
Royalty Pharma PLC, Class A	187	7
RPM International, Inc.	65	7
RTX Corp.	677	99
S&P Global, Inc.	160	84
Salesforce, Inc.	490	134
Samsara, Inc., Class A (f)	143	6
SBA Communications Corp. REIT	55	13
Schlumberger NV	694	23
Seagate Technology Holdings PLC	107	15
Sempra	331	25
ServiceNow, Inc. (f)	105	108
Sherwin-Williams Co.	120	41
Simon Property Group, Inc. REIT	166	27
Smurfit WestRock PLC	264	11
Snap, Inc., Class A (f)	524	5
Snap-on, Inc.	27	8
Snowflake, Inc., Class A (f)	163	36
Solventum Corp. (f)	75	6
Southern Co.	559	51
SS&C Technologies Holdings, Inc.	112	9
Starbucks Corp.	582	53
State Street Corp.	147	16
Steel Dynamics, Inc.	73	9
Steris PLC	50	12
Stryker Corp.	174	69
Sun Communities, Inc. REIT	65	8
Super Micro Computer, Inc. (f)	262	13
Synchrony Financial	198	13
Synopsys, Inc. (f)	77	39
Sysco Corp.	250	19
T. Rowe Price Group, Inc.	114	11
Take-Two Interactive Software, Inc. (f)	90	22
Targa Resources Corp.	113	20
Target Corp.	228	22
TE Connectivity PLC	153	26
Teledyne Technologies, Inc. (f)	24	12
Teradyne, Inc.	83	7
Tesla, Inc. (f)	1,491	474
Texas Instruments, Inc.	465	97
Texas Pacific Land Corp.	10	11
Textron, Inc.	93	7
Thermo Fisher Scientific, Inc.	193	78
TJX Cos., Inc.	567	70
T-Mobile U.S., Inc.	231	55
Toast, Inc., Class A (f)	221	10
Tractor Supply Co.	270	14
Trade Desk, Inc., Class A (f)	224	16
Tradeweb Markets, Inc., Class A	59	9
Trane Technologies PLC	113	49
TransDigm Group, Inc.	28	43
TransUnion	100	9
	Shares	Value (000)
Travelers Cos., Inc.	116	$31
Trimble, Inc. (f)	125	9
Truist Financial Corp.	667	29
Twilio, Inc., Class A (f)	74	9
Tyler Technologies, Inc. (f)	22	13
Tyson Foods, Inc., Class A	146	8
U.S. Bancorp	795	36
Uber Technologies, Inc. (f)	994	93
UDR, Inc. REIT	161	7
U-Haul Holding Co.	49	3
Ulta Beauty, Inc. (f)	23	11
Union Pacific Corp.	305	70
United Airlines Holdings, Inc. (f)	41	3
United Parcel Service, Inc., Class B	374	38
United Rentals, Inc.	33	25
United Therapeutics Corp. (f)	22	6
UnitedHealth Group, Inc.	461	144
Universal Health Services, Inc., Class B	29	5
Valero Energy Corp.	165	22
Veeva Systems, Inc., Class A (f)	78	22
Ventas, Inc. REIT	224	14
Veralto Corp.	127	13
VeriSign, Inc.	43	12
Verisk Analytics, Inc.	71	22
Verizon Communications, Inc.	2,159	93
Vertex Pharmaceuticals, Inc. (f)	132	59
Vertiv Holdings Co., Class A	180	23
VICI Properties, Inc. REIT	538	18
Visa, Inc., Class A	872	310
Vistra Corp.	168	33
Vulcan Materials Co.	66	17
W.R. Berkley Corp.	156	11
Walmart, Inc.	2,224	217
Walt Disney Co.	920	114
Warner Bros Discovery, Inc. (f)	1,171	13
Waste Connections, Inc.	133	25
Waste Management, Inc.	205	47
Waters Corp. (f)	30	10
Watsco, Inc.	18	8
WEC Energy Group, Inc.	163	17
Wells Fargo & Co.	1,677	134
Welltower, Inc. REIT	335	52
West Pharmaceutical Services, Inc.	37	8
Western Digital Corp.	178	11
Westinghouse Air Brake Technologies Corp.	87	18
Weyerhaeuser Co. REIT	375	10
Williams Cos., Inc.	627	39
Williams-Sonoma, Inc.	63	10
Willis Towers Watson PLC	51	16
Workday, Inc., Class A (f)	110	26
WP Carey, Inc. REIT	112	7
WW Grainger, Inc.	23	24
Xcel Energy, Inc.	294	20

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Xylem, Inc.	126	$16
Yum! Brands, Inc.	142	21
Zebra Technologies Corp., Class A (f)	26	8
Zillow Group, Inc., Class C (f)	83	6
Zimmer Biomet Holdings, Inc.	102	9
Zoetis, Inc.	228	36
Zoom Communications, Inc., Class A (f)	127	10
Zscaler, Inc. (f)	51	16
		27,512
Total Common Stocks (Cost $26,028)		36,987
	No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (f) (Cost $—@)	14	—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f)(g) (Cost $—)	16	—
	Face Amount (000)
Short-Term Investments (15.5%)
U.S. Treasury Security (1.9%)
U.S. Treasury Bill 4.32%, 8/05/25 (h) (Cost $1,583)	$1,590	1,583
	Shares
Investment Company (13.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (See Note H) (Cost $11,153)	11,152,761	11,153
Total Short-Term Investments (Cost $12,736)		12,736
Total Investments (98.5%) (Cost $70,337) (i)(j)(k)		81,059
Other Assets in Excess of Liabilities (1.5%)		1,205
Net Assets (100.0%)		$82,264

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.

(e)  When-issued security.

(f)  Non-income producing security.

(g)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(h)  Rate shown is the yield to maturity at June 30, 2025.

(i)  The approximate fair value and percentage of net assets, $7,924,000 and 9.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(j)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,694,000 and the aggregate gross unrealized depreciation is approximately $2,977,000, resulting in net unrealized appreciation of approximately $11,717,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2025:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	1,560			$219		9/17/25	$	(—	@)
Bank of America NA		$460		EUR	437		1/6/26		61
Bank of America NA		$4		ILS	15		9/17/25		—	@
Bank of America NA		$34		JPY	4,875		9/17/25		(—	@)
Barclays Bank PLC	DKK	26			$4		9/17/25		(—	@)
Barclays Bank PLC	GBP	12			$16		9/17/25		(—	@)
Barclays Bank PLC	KRW	172,023			$126		9/17/25		(2)
Barclays Bank PLC	NOK	69			$7		9/17/25		—	@
Barclays Bank PLC	NZD	—	@		$—	@	9/17/25		(—	@)
Barclays Bank PLC	SGD	46			$36		9/17/25		(—	@)
Barclays Bank PLC	THB	980			$30		9/25/25		(—	@)
Barclays Bank PLC	TRY	1,826			$34		4/6/26		(2)
Barclays Bank PLC	TRY	4,138			$77		4/6/26		(6)
Barclays Bank PLC	TRY	17,516			$334		4/6/26		(16)
Barclays Bank PLC	TRY	2,272			$44		4/6/26		(1)
Barclays Bank PLC		$13		CAD	18		9/17/25		(—	@)
Barclays Bank PLC		$17		CHF	14		9/17/25		—	@
Barclays Bank PLC		$111		EUR	95		9/17/25		2
Barclays Bank PLC		$261		EUR	223		9/17/25		3
Barclays Bank PLC		$79		GBP	57		9/17/25		—	@
Barclays Bank PLC		$2		ILS	7		9/17/25		—	@
Barclays Bank PLC		$—	@	MXN	6		9/17/25		—	@
Barclays Bank PLC		$1		NZD	1		9/17/25		—	@
Barclays Bank PLC		$39		SGD	49		9/17/25		—	@
Barclays Bank PLC		$297		TRY	17,232		4/6/26		47
BNP Paribas SA	AUD	599			$388		9/25/25		(7)
BNP Paribas SA	AUD	109			$72		9/17/25		(—	@)
BNP Paribas SA	COP	2,678			$1		9/17/25		(—	@)
BNP Paribas SA	DKK	105			$16		9/17/25		(—	@)
BNP Paribas SA	JPY	6,108			$43		9/17/25		(—	@)
BNP Paribas SA	SEK	78			$8		9/17/25		—	@
BNP Paribas SA	SGD	16			$13		9/25/25		(—	@)
BNP Paribas SA	TWD	1,933			$66		9/17/25		(1)
BNP Paribas SA		$27		AUD	41		9/17/25		—	@
BNP Paribas SA		$50		CAD	68		9/25/25		—	@
BNP Paribas SA		$14		CLP	13,453		9/17/25		—	@
BNP Paribas SA		$184		EUR	158		9/17/25		4
BNP Paribas SA		$216		EUR	183		9/17/25		1
BNP Paribas SA		$74		HKD	579		9/17/25		(—	@)
BNP Paribas SA		$24		HKD	185		9/17/25		(—	@)
BNP Paribas SA		$16		IDR	259,533		9/25/25		—	@
BNP Paribas SA		$4		MXN	69		9/17/25		—	@
BNP Paribas SA		$28		RON	122		9/25/25		—	@
BNP Paribas SA	ZAR	11			$1		9/17/25		(—	@)
Citibank NA	CHF	13			$17		9/17/25		(—	@)
Citibank NA	GBP	1			$1		9/17/25		(—	@)
Citibank NA		$27		CAD	37		9/17/25		(—	@)
Citibank NA		$8		CZK	168		9/17/25		—	@
Citibank NA		$15		ILS	51		9/17/25		—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$459	JPY	67,359		1/6/26	$18
Citibank NA		$81	JPY	11,493		9/17/25	(—	@)
Citibank NA		$1,091	JPY	157,566		9/25/25	13
Credit Agricole CIB		$71	SEK	685		9/25/25	1
Deutsche Bank AG	NZD	2		$1		9/25/25	(—	@)
Goldman Sachs International	BRL	332		$59		9/17/25	(1)
Goldman Sachs International	CHF	7		$9		9/17/25	(—	@)
Goldman Sachs International	DKK	10		$2		9/17/25	(—	@)
Goldman Sachs International	EUR	64		$70		1/6/26	(6)
Goldman Sachs International	EUR	599		$693		1/6/26	(21)
Goldman Sachs International	EUR	280		$325		4/28/26	(11)
Goldman Sachs International	EUR	285		$329		4/28/26	(12)
Goldman Sachs International	GBP	10		$13		9/17/25	(—	@)
Goldman Sachs International	HUF	164		$—	@	9/25/25	(—	@)
Goldman Sachs International	JPY	6,888		$47		1/6/26	(1)
Goldman Sachs International	JPY	96,155		$694		1/6/26	13
Goldman Sachs International	JPY	44,709		$325		4/28/26	5
Goldman Sachs International	JPY	45,762		$328		4/28/26	—	@
Goldman Sachs International	MXN	1,558		$81		9/25/25	(2)
Goldman Sachs International	MYR	38		$9		9/17/25	(—	@)
Goldman Sachs International	MYR	299		$71		9/25/25	(1)
Goldman Sachs International	NOK	6		$1		9/17/25	—	@
Goldman Sachs International	THB	39,607		$1,168		1/6/26	(68)
Goldman Sachs International	THB	36,390		$1,090		1/6/26	(46)
Goldman Sachs International	THB	37,497		$1,103		1/6/26	(67)
Goldman Sachs International	THB	107,296		$3,285		4/28/26	(89)
Goldman Sachs International	THB	1,757		$54		9/17/25	—	@
Goldman Sachs International	TRY	1,943		$35		4/6/26	(3)
Goldman Sachs International	TRY	49,955		$997		4/6/26	(1)
Goldman Sachs International	TRY	30,175		$506		1/25/27	23
Goldman Sachs International	TRY	28,393		$468		1/25/27	13
Goldman Sachs International		$1	AUD	1		9/17/25	—	@
Goldman Sachs International		$5	AUD	7		9/17/25	—	@
Goldman Sachs International		$37	CAD	50		9/17/25	(—	@)
Goldman Sachs International		$8	CAD	11		9/17/25	—	@
Goldman Sachs International		$135	CAD	184		9/17/25	—	@
Goldman Sachs International		$250	EUR	226		1/6/26	19
Goldman Sachs International		$657	EUR	565		4/28/26	20
Goldman Sachs International		$659	JPY	90,471		4/28/26	(12)
Goldman Sachs International		$1	MXN	25		9/17/25	—	@
Goldman Sachs International		$16	NOK	161		9/25/25	—	@
Goldman Sachs International		$19	PEN	67		9/25/25	—	@
Goldman Sachs International		$38	PLN	142		9/25/25	1
Goldman Sachs International		$84	THB	2,802		1/6/26	4
Goldman Sachs International		$3,373	THB	110,692		1/6/26	82
Goldman Sachs International		$1,703	THB	54,034		4/28/26	(4)
Goldman Sachs International		$1,666	THB	53,262		4/28/26	9
Goldman Sachs International		$320	TRY	18,398		4/6/26	48
Goldman Sachs International		$309	TRY	16,846		4/6/26	27
Goldman Sachs International		$379	TRY	21,090		4/6/26	42

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$72	TRY	4,084		4/6/26	$10
Goldman Sachs International		$968	TRY	58,568		1/25/27	(30)
JPMorgan Chase Bank NA	CHF	43		$53		9/17/25	(1)
JPMorgan Chase Bank NA	CNH	457		$64		9/17/25	(—	@)
JPMorgan Chase Bank NA	COP	79,815		$19		9/25/25	(—	@)
JPMorgan Chase Bank NA	DKK	42		$7		9/17/25	(—	@)
JPMorgan Chase Bank NA	GBP	402		$543		9/25/25	(10)
JPMorgan Chase Bank NA	NZD	29		$17		9/17/25	(—	@)
JPMorgan Chase Bank NA	SEK	219		$23		9/17/25	—	@
JPMorgan Chase Bank NA		$159	AUD	243		9/17/25	1
JPMorgan Chase Bank NA		$52	CHF	42		9/25/25	1
JPMorgan Chase Bank NA		$17	CLP	15,810		9/25/25	—	@
JPMorgan Chase Bank NA		$279	CNH	1,987		9/25/25	1
JPMorgan Chase Bank NA		$916	EUR	786		9/17/25	14
JPMorgan Chase Bank NA		$27	HKD	211		9/17/25	(—	@)
JPMorgan Chase Bank NA		$10	HKD	76		9/17/25	—	@
JPMorgan Chase Bank NA		$18	ILS	60		9/17/25	—	@
JPMorgan Chase Bank NA		$291	KRW	396,360		9/25/25	5
JPMorgan Chase Bank NA		$10	PLN	36		9/17/25	—	@
JPMorgan Chase Bank NA		$19	SEK	181		9/17/25	—	@
JPMorgan Chase Bank NA	ZAR	29		$2		9/17/25	(—	@)
Royal Bank of Canada	EUR	1,048		$1,215		9/25/25	(26)
Royal Bank of Canada		$128	GBP	94		9/17/25	1
State Street Bank and Trust Co.		$1	EUR	—	@	9/17/25	—	@
UBS AG	DKK	154		$24		9/25/25	(1)
UBS AG	IDR	596,668		$37		9/17/25	(—	@)
UBS AG	JPY	8,794		$60		9/25/25	(1)
UBS AG	NOK	285		$29		9/17/25	—	@
UBS AG		$43	CHF	34		9/17/25	—	@
UBS AG		$717	CNY	5,126		9/17/25	3
UBS AG		$11	DKK	71		9/17/25	—	@
UBS AG		$311	EUR	266		9/17/25	5
UBS AG		$19	HKD	151		9/17/25	(—	@)
UBS AG		$1	HUF	419		9/17/25	—	@
UBS AG		$29	IDR	466,488		9/17/25	(—	@)
UBS AG		$388	INR	33,352		9/17/25	(1)
UBS AG		$41	INR	3,552		9/17/25	(—	@)
UBS AG		$248	JPY	35,683		1/6/26	5
UBS AG		$179	JPY	25,579		9/17/25	(—	@)
UBS AG		$83	JPY	12,033		9/17/25	1
UBS AG		$1	MXN	25		9/17/25	—	@
UBS AG		$7	NOK	73		9/17/25	—	@
UBS AG		$1	TRY	62		9/17/25	—	@
							$53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Jul-25	EUR	—	@	$90	$(1)
Eurex MSCI Indonesia Index (United States)	56	Sep-25		$1		860	(22)
Euro Stoxx 50 Index (Germany)	4	Sep-25	EUR	—	@	251	3
Euro-Buxl 30 yr. Bond Index (Germany)	1	Sep-25		100		140	(1)
FTSE 100 Index (United Kingdom)	1	Sep-25	GBP	—	@	121	(2)
FTSE MIB Index (Italy)	1	Sep-25	EUR	—	@	235	— @
German Euro-Schatz Index (Germany)	10	Sep-25		1,000		1,263	(2)
Hang Seng Index (Hong Kong)	1	Jul-25	HKD	—	@	153	1
IBEX 35 Index (Spain)	1	Jul-25	EUR	—	@	164	(1)
IFSC NIFTY 50 Index (United States)	9	Jul-25		$—	@	461	5
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Sep-25	KRW	500,000		439	1
Long Gilt Index (United Kingdom)	1	Sep-25	GBP	100		128	4
S&P/TSX 60 Index (Canada)	1	Sep-25	CAD	—	@	235	3
SFE S&P ASX Share Price Index (Australia)	1	Sep-25	AUD	—	@	141	— @
SGX MSCI Singapore Index (Singapore)	1	Jul-25	SGD	—	@	32	1
U.S. Treasury 2 yr. Note (United States)	4	Sep-25		$800		832	3
U.S. Treasury 5 yr. Note (United States)	12	Sep-25		1,200		1,308	16
U.S. Treasury 10 yr. Note (United States)	1	Sep-25		100		112	— @
U.S. Treasury 10 yr. Ultra Note (United States)	13	Sep-25		1,300		1,485	29
U.S. Treasury Long Bond (United States)	3	Sep-25		300		346	11
U.S. Treasury Ultra Long Bond (United States)	5	Sep-25		500		596	23
Short:
Euro-BTP Italian Bond Index (Germany)	1	Sep-25	EUR	(100)		(142)	(1)
French Government Bond Index (Germany)	2	Sep-25		(200)		(292)	2
German Euro-Bobl Index (Germany)	4	Sep-25		(400)		(554)	1
German Euro-Bund Index (Germany)	6	Sep-25		(600)		(920)	4
MSCI Emerging Market Index (United States)	22	Sep-25		$(1)		(1,357)	(21)
S&P 500 E Mini Index (United States)	6	Sep-25		(—	@)	(1,876)	(66)
SFE 10 yr. Australian Bond Index (Australia)	4	Sep-25	AUD	(400)		(302)	(2)
TSE TOPIX Index (Japan)	3	Sep-25	JPY	(30)		(595)	(13)
U.S. Treasury 10 yr. Note (United States)	1	Sep-25		$(100)		(112)	(1)
U.S. Treasury 10 yr. Ultra Note (United States)	5	Sep-25		(500)		(571)	(10)
							$(36)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	12 Months U.S. Consumer Price Index	Receive	2.35%	Maturity/ Maturity	4/15/35	736	$7	$—	$7
Morgan Stanley & Co. LLC	12 Months U.S. Consumer Price Index	Receive	2.34	Maturity/ Maturity	4/15/35	736	8	—	8
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.49	Maturity/ Maturity	1/3/28	2,952	3	—	3
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.56	Maturity/ Maturity	1/3/28	6,379	9	—	9
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.99	Maturity/ Maturity	1/3/28	5,792	48	5	43

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Centrally Cleared Interest Rate Swap Agreements (cont'd):

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	SOFR	Receive	3.53%	Annual/ Annual	4/4/30	1,031	$(3)	$—	$(3)
Morgan Stanley & Co. LLC	THOR	Pay	1.75	Quarterly/ Quarterly	3/12/30	81,945	56	—	56
Morgan Stanley & Co. LLC	TONAR	Receive	2.02	Annual/ Annual	3/12/55	4,427	1	—	1
Morgan Stanley & Co. LLC	TONAR	Receive	1.89	Annual/ Annual	1/8/55	5,608	2	—	2
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/ Annual	1/30/55	1,657	1	—	1
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/ Annual	1/30/55	1,654	1	—	1
Morgan Stanley & Co. LLC	TONAR	Receive	1.80	Annual/ Annual	1/31/55	3,316	2	—	2
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/ Annual	11/12/54	9,983	6	—	6
							$141	$5	$136

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	105,858	$30	$—	$30
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.05%	Quarterly	11/11/25		61,914	17	—	17
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		33,391	9	—	9
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		33,511	9	—	9
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		37,276	11	—	11
Barclays Bank PLC	U.S. Cyclicals Index††	Receive	SOFR + 0.60%	Quarterly	5/20/26		$738	(1)	—	(1)
Barclays Bank PLC	U.S. Cyclicals Index††	Receive	SOFR + 0.00%	Quarterly	5/20/26		762	(11)	—	(11)
Barclays Bank PLC	U.S. Defensives Index††	Pay	SOFR + 0.60%	Quarterly	5/20/26		739	(4)	—	(4)
Barclays Bank PLC	U.S. Defensives Index††	Pay	SOFR + 0.00%	Quarterly	5/20/26		758	(2)	—	(2)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	EUR	503	(6)	—	(6)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		456	(5)	—	(5)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		484	(6)	—	(6)
BNP Paribas SA	BNP EMU Growth Index	Receive	SOFR + 0.00%	Quarterly	9/18/25		612	(7)	—	(7)
BNP Paribas SA	BNP EMU Growth Quality Index	Receive	SOFR + 0.00%	Quarterly	9/18/25		539	(9)	—	(9)
BNP Paribas SA	BNP EMU Value Index	Pay	ESTR + 0.00%	Quarterly	9/18/25		611	2	—	2
BNP Paribas SA	BNP EMU Value Quality Index	Pay	ESTR + 0.00%	Quarterly	9/18/25		540	(— @)	—	(— @)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		$206	(2)	—	(2)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		255	(3)	—	(3)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		15	(— @)	—	(— @)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		555	(6)	—	(6)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.53%	Quarterly	12/12/25		564	(6)	—	(6)
BNP Paribas SA	EM Value + Quality Index††	Pay	SOFR + 0.65%	Quarterly	5/21/26		1,227	102	—	102
BNP Paribas SA	Japanese Domestics Index	Pay	TONAR + 0.00%	Quarterly	4/16/26	JPY	70,363	40	—	40
BNP Paribas SA	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.53%	Quarterly	5/21/26		$1,679	(107)	—	(107)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26	$2,507	$104	$—	$104
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26	4,943	579	—	579
JPMorgan Chase Bank NA	EM Anti-Value + Quality + Korea short Index††	Receive	SOFR + 2.0%	Quarterly	5/26/26	1,637	(133)	—	(133)
JPMorgan Chase Bank NA	EM Value + Quality + Korea Long Index††	Pay	SOFR + 0.72%	Quarterly	5/26/26	1,638	116	—	116
JPMorgan Chase Bank NA	JPM Japan Growth Index††	Receive	SOFR + 0.00%	Quarterly	6/18/26	1,586	(51)	—	(51)
JPMorgan Chase Bank NA	JPM Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/18/26	1,583	35	—	35
JPMorgan Chase Bank NA	JPM U.S. Anti-Value Index	Receive	SOFR + 0.00%	Quarterly	6/18/26	504	(10)	—	(10)
JPMorgan Chase Bank NA	JPM U.S. Value Index	Pay	SOFR + 0.00%	Quarterly	6/18/26	504	9	—	9
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.44%	Quarterly	3/26/26	264	4	—	4
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.44%	Quarterly	3/26/26	160	3	—	3
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25	4,278	141	—	141
							$842	$—	$842

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket individual holdings underlying the total return swap with Barclays Japan REITs Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index
Activia Properties, Inc.	1,068	$909	1.11%
Daiwa House REIT Investment Corp.	1,037	1,752	2.13
Daiwa Office Investment Corp.	431	956	1.16
Fukuoka REIT Corp.	398	476	0.58
Global One Real Estate Investment Corp.	451	428	0.52
Hankyu Hanshin REIT, Inc.	312	338	0.41
Heiwa Real Estate REIT, Inc.	535	502	0.61
Honeys Holdings Co. Ltd.	12,600	138	0.17
Hulic REIT, Inc.	643	696	0.85
Ichigo Office REIT Investmentment corp.	696	443	0.54
Japan Excellent, Inc.	591	548	0.67
Japan Metropolitan Fund Investment corp.	3,236	2,291	2.78
Japan Prime Realty Investmentment corp.	1,804	1,159	1.41
Japan Real Estate Investment Corp.	3,215	2,631	3.20
Kdx Realty Investment Corp.	1,817	1,968	2.39
Mirai Corp.	865	265	0.32
Mori Hills REIT Investment Corp.	866	804	0.98
Mori Trust REIT, Inc.	1,599	766	0.93
Nippon Building Fund, Inc.	3,938	3,632	4.42
Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index (cont'd)
Nippon REIT Investment Corp.	804	$493	0.60%
Nomura Real Estate Master Fund, Inc.	2,102	2,147	2.61
NTT UD REIT Investment Corp.	662	588	0.71
One REIT, Inc.	123	220	0.27
Orix JREIT, Inc.	1,242	1,619	1.97
Sekisui House REIT, Inc.	1,961	1,033	1.26
Star Asia Investment Corp.	1,212	481	0.58
Takara Leben Real Estate Investment Corp.	412	258	0.31
Tokyu REIT, Inc.	441	596	0.72
Tosei REIT Investment Corp.	170	160	0.19
United Urban Investment Corp.	1,393	1,499	1.82
Xymax REIT Investment Corp.	112	88	0.11

The following table represents the equity basket top 50 holdings underlying the total return swap with U.S. Cyclicals Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Cyclicals Index
3M Co.	8,002	$1,218	1.48%
Air Products & Chemicals, Inc.	3,287	927	1.13
Airbnb, Inc. — Class A	6,469	856	1.04

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Cyclicals Index (cont'd)
Automatic Data Processing	5,951	$1,835	2.23%
Autozone, Inc.	243	902	1.10
Booking Holdings, Inc.	487	2,819	3.43
Carrier Global Corp.	11,876	869	1.06
Caterpillar, Inc.	7,106	2,759	3.35
Chipotle Mexican Grill, Inc.	20,020	1,124	1.37
Cintas Corp.	5,020	1,119	1.36
Corteva, Inc.	10,068	750	0.91
CSX Corp.	28,669	935	1.14
Deere & Co.	3,742	1,903	2.31
Doordash, Inc. — Class A	4,976	1,227	1.49
Eaton Corp. PLC	5,862	2,093	2.54
Ecolab, Inc.	3,676	990	1.20
Emerson Electric Co.	8,360	1,115	1.35
Fastenal Co.	16,864	708	0.86
Fedex Corp.	3,318	754	0.92
Freeport-Mcmoran, Inc.	20,906	906	1.10
GE Vernova, Inc.	3,971	2,101	2.55
General Motors Co.	14,773	727	0.88
Hilton Worldwide Holdings, Inc.	3,534	941	1.14
Home Depot, Inc.	14,683	5,383	6.54
Honeywell International, Inc.	9,541	2,222	2.70
Illinois Tool Works, Inc.	3,933	972	1.18
Johnson Controls International PLC	9,720	1,027	1.25
Linde PLC	7,006	3,287	4.00
Lowe's Cos, Inc.	8,320	1,846	2.24
Marriott International — Class A	3,382	924	1.12
Mcdonald's Corp.	10,495	3,066	3.73
Newmont Corp.	16,613	968	1.18
Nike, Inc. — Class B	17,902	1,272	1.55
Norfolk Southern Corp.	3,372	863	1.05
O'Reilly Automotive, Inc.	12,570	1,133	1.38
PACCAR, Inc.	7,732	735	0.89
Parker Hannifin Corp.	1,910	1,334	1.62
Quanta Services, Inc.	2,180	824	1.00
Republic Services, Inc.	2,962	730	0.89
Royal Caribbean Cruises Ltd.	3,662	1,147	1.39
Sherwin-Williams Co.	3,444	1,183	1.44
Starbucks Corp.	16,950	1,553	1.89
TJX Companies, Inc.	16,481	2,035	2.47
Trane Technologies PLC	3,303	1,445	1.76
Uber Technologies, Inc.	30,920	2,885	3.51
Union Pacific Corp.	9,008	2,073	2.52
United Parcel Service — Class B	11,081	1,119	1.36
United Rentals, Inc.	968	729	0.89
Waste Management, Inc.	5,340	1,222	1.49
WW Grainger, Inc.	654	680	0.83

The following table represents the equity basket top 50 holdings underlying the total return swap with U.S. Defensives Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Defensives Index
Abbott Laboratories	28,445	$3,869	4.70%
Abbvie, Inc.	28,137	5,223	6.35
American Electric Power Co., Inc.	17,001	1,764	2.14
Amgen, Inc.	8,331	2,326	2.83
AT&T, Inc.	440,271	12,741	15.49
Boston Scientific Corp.	25,165	2,703	3.29
Bristol-Myers Squibb Co.	31,615	1,463	1.78
Coca-Cola Co.	82,163	5,813	7.07
Colgate-Palmolive Co.	17,189	1,562	1.90
Consolidated Edison, Inc.	11,087	1,113	1.35
Constellation Energy	9,922	3,202	3.89
Costco Wholesale Corp.	9,541	9,445	11.48
CVS Health Corp.	20,185	1,392	1.69
Danaher Corp.	10,169	2,009	2.44
Dominion Energy, Inc.	26,728	1,511	1.84
Duke Energy Corp.	24,649	2,909	3.54
Elevance Health, Inc.	3,903	1,518	1.85
Eli Lilly & Co.	12,322	9,605	11.68
Entergy Corp.	13,670	1,136	1.38
Exelon Corp.	32,243	1,400	1.70
Gilead Sciences, Inc.	19,319	2,142	2.60
HCA Healthcare, Inc.	3,042	1,165	1.42
Intuitive Surgical, Inc.	6,068	3,297	4.01
Johnson & Johnson	38,440	5,872	7.14
Kroger Co.	14,504	1,040	1.26
Mckesson Corp.	2,073	1,519	1.85
Medtronic PLC	20,659	1,801	2.19
Merck & Co. Inc.	39,449	3,123	3.80
Mondelez International, Inc. — Class A	27,087	1,827	2.22
Nextera Energy, Inc.	65,985	4,581	5.57
NRG Energy, Inc.	6,582	1,057	1.28
Pepsico, Inc.	29,211	3,857	4.69
Pfizer, Inc.	88,467	2,144	2.61
PG&E Corp.	74,813	1,043	1.27
Procter & Gamble Co.	49,921	7,953	9.67
Public Service Enterprise Group	15,822	1,332	1.62
Sempra	20,297	1,538	1.87
Southern Co.	34,722	3,189	3.88
Stryker Corp.	5,689	2,251	2.74
The Cigna Group	4,522	1,495	1.82
Thermo Fisher Scientific, Inc.	6,214	2,520	3.06
T-Mobile US, Inc.	29,666	7,068	8.59
Unitedhealth Group, Inc.	14,594	4,553	5.53
Verizon Communications, Inc.	259,232	11,217	13.64
Vertex Pharmaceuticals, Inc.	4,096	1,824	2.22

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Defensives Index (cont'd)
Vistra Corp.	10,614	$2,057	2.50%
Walmart, Inc.	92,712	9,065	11.02
Wec Energy Group, Inc.	10,125	1,055	1.28
Xcel Energy, Inc.	18,585	1,266	1.54
Zoetis, Inc.	7,186	1,121	1.36

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Domestic Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestic Index
ADP	212	$23	0.03%
Aena SME SA	2,054	47	0.06
Basic-Fit NV	885	23	0.03
Bechtle AG	707	28	0.03
Bouygues SA	927	36	0.04
Canal SA	3,237	9	0.01
Capgemini SE	346	50	0.06
Compagnie De Saint Gobain	928	92	0.11
Deutsche Lufthansa — Reg	3,770	27	0.03
D'Ieteren Group	149	27	0.03
Eiffage	324	39	0.05
FDJ United	646	21	0.03
Fraport Ag Frankfurt Airport	411	26	0.03
Getlink SE	1,623	27	0.03
Havas NV	3,176	5	0.01
Indra Sistemas SA	1,192	44	0.05
Industria de Diseno Textil SA	2,028	90	0.11
Iveco Group NV	2,167	36	0.04
Kingspan Group PLC	521	38	0.05
Louis Hachette Group	3,234	6	0.01
Prosiebensat.1 Media SE	3,570	26	0.03
Randstad NV	636	25	0.03
Rheinmetall AG	24	44	0.05
Scout24 SE	329	38	0.05
Smurfit Westrock PLC	1,155	42	0.05
Stora Enso OYJ — Class R	2,767	26	0.03
Vinci SA	954	119	0.15
Vivendi SE	3,176	9	0.01
Zalando SE	866	24	0.03

The following table represents the equity basket to 50 individual holdings underlying the total return swap with BNP U.S. Domestics Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index
Arista Networks, Inc.	232	$24	0.03%
Automatic Data Processing	88	27	0.03
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index (cont'd)
Autozone, Inc.	4	$14	0.02%
Broadridge Financial Solutions	25	6	0.01
Charter Communications, Inc. — Class A	20	8	0.01
Cintas Corp.	79	18	0.02
Cognizant Tech Solutions — Class A	108	8	0.01
Comcast Corp. — Class A	838	30	0.04
Copart, Inc.	188	9	0.01
Crowdstrike Holdings, Inc. — Class A	50	26	0.03
CSX Corp.	421	14	0.02
Darden Restaurants, Inc.	25	6	0.01
Datadog, Inc. — Class A	61	8	0.01
Doordash, Inc. — Class A	67	16	0.02
DR Horton, Inc.	64	8	0.01
Equifax, Inc.	27	7	0.01
Fair Isaac Corp.	5	10	0.01
Fastenal Co.	248	10	0.01
Fedex Corp.	50	11	0.01
Hilton Worldwide Holdings, Inc.	53	14	0.02
Home Depot, Inc.	215	79	0.10
Lennar Corp. — Class A	52	6	0.01
Lowe's Cos, Inc.	123	27	0.03
Lululemon Athletica, Inc.	24	6	0.01
Marriott International — Class A	52	14	0.02
Martin Marietta Materials	13	7	0.01
Norfolk Southern Corp.	49	13	0.02
Old Dominion Freight Line	42	7	0.01
O'Reilly Automotive, Inc.	189	17	0.02
Quanta Services, Inc.	32	12	0.01
Republic Services, Inc.	48	12	0.01
Roper Technologies, Inc.	23	13	0.02
Ross Stores, Inc.	72	9	0.01
Sherwin-Williams Co.	52	18	0.02
Snowflake, Inc.	65	15	0.02
Starbucks Corp.	246	23	0.03
TJX Companies, Inc.	245	30	0.04
Tractor Supply Company	117	6	0.01
Trane Technologies PLC	49	21	0.03
Tyler Technologies, Inc.	9	5	0.01
Union Pacific Corp.	132	30	0.04
United Parcel Service — Class B	159	16	0.02
United Rentals, Inc.	14	11	0.01
Verisk Analytics, Inc.	31	10	0.01
Vulcan Materials Co.	29	7	0.01
Walt Disney Co.	393	49	0.06
Waste Connections, Inc.	56	10	0.01
Waste Management, Inc.	87	20	0.02
Workday, Inc. — Class A	46	11	0.01
WW Grainger, Inc.	10	10	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket to 50 holdings underlying the total return swap with EM Value + Quality Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality Index
Akbank T.A.S.	3,407	$6	0.01%
Arca Continental SAB de CV	906	10	0.01
Astra International Tbk. PT	25,267	7	0.01
Banco Do Brasil SA	2,252	9	0.01
Bank Mandiri Persero Tbk. PT	39,866	12	0.01
Bank Pekao SA	206	11	0.01
Bidvest Group Ltd.	444	6	0.01
Cemex SAB-CPO	10,132	7	0.01
Cia Saneamento Basico do Estado de Sao Paulo	603	13	0.02
Compal Electronics	10,994	11	0.01
Dubai Islamic Bank	4,725	12	0.01
Emaar Properties PJSC	3,533	13	0.02
Emirates NBD PJSC	1,975	12	0.01
Emirates Telecom Group Co.	4,562	22	0.03
Eurobank Ergasias Services and Holdings SA	2,840	10	0.01
Evergreen Marine Corp. Ltd.	1,345	9	0.01
Fubon Financial Holding Co.	9,221	28	0.03
Gold Fields Ltd.	580	14	0.02
Grupo Financiero Banorte	2,835	26	0.03
Grupo Mexico SAB de CV — Ser B	2,082	13	0.02
Hyundai Mobis Co. Ltd.	61	13	0.02
Itau Unibanco Holding SA — Pref	5,839	40	0.05
Itausa SA	6,326	13	0.02
JBS NV	681	10	0.01
Kia Corp.	235	17	0.02
Largan Precision Co. Ltd.	161	13	0.02
LG Electronics, Inc.	107	6	0.01
LG Innotek Co. Ltd.	97	11	0.01
MOL Hungarian Oil and Gas PLC	1,180	10	0.01
National Bank of Greece	957	12	0.01
Nedbank Group Ltd.	521	7	0.01
OTP Bank PLC	247	20	0.02
Pegatron Corp.	3,949	10	0.01
PTT Exploration & Production Public Company Ltd.	4,046	13	0.02
Realtek Semiconductor Corp.	709	14	0.02
Richter Gedeon Nyrt	357	10	0.01
Samsung Electro-Mechanics Co.	127	13	0.02
Samsung Electronics — Pref	755	28	0.03
Samsung Electronics Co. Ltd.	4,402	194	0.24
Samsung Fire & Marine Insurance	34	11	0.01
Samsung SDS Co. Ltd.	112	14	0.02
SK Hynix, Inc.	236	51	0.06
Sk Square Co. Ltd.	123	17	0.02
Standard Bank Group Ltd.	1,510	19	0.02
Taiwan Semiconductor Manufacturing Co. Ltd.	1,026	37	0.05
Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality Index (cont'd)
Telkom Indonesia Persero Tbk. PT	61,593	$11	0.01%
Ultrapar Participacoes SA	2,080	7	0.01
Vale SA	2,438	24	0.03
Zhen Ding Technology Holding Ltd.	231,685	912	1.11
Zhen Ding Technology Holding Ltd.	3,040	10	0.01

The following table represents the equity basket top 50 holdings underlying the total return swap with EM Anti-Value + Quality + Korea Short Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Anti-Value + Quality + Korea short Index
Alchip Technologies Ltd.	11,519	$1,220	1.48%
Alfa S.A.B. — Class A	1,788,283	1,317	1.60
Amman Mineral Internasional	2,707,270	1,416	1.72
Axiata Group Berhad	2,350,319	1,290	1.57
Barito Pacific Tbk.Pt	19,061,394	1,960	2.38
Bid Corp. Ltd.	50,769	1,339	1.63
Boubyan Bank K.S.C	529,398	1,247	1.52
Capitec Bank Holdings Ltd.	6,014	1,205	1.46
Celltrion, Inc.	10,497	1,238	1.50
Cencosud SA	394,528	1,342	1.63
Chang Hwa Commercial Bank	1,884,118	1,205	1.47
Co For Cooperative Insurance	30,941	1,303	1.58
Coca-Cola Femsa Sab De CV	140,087	1,354	1.65
CP Axtra PCL	2,186,135	1,205	1.46
Doosan Enerbility Co. Ltd.	40,425	2,043	2.48
E Ink Holdings, Inc.	160,781	1,216	1.48
E.Sun Financial Holding Co.	1,162,341	1,306	1.59
Elite Material Co. Ltd.	47,676	1,438	1.75
Embraer SA	95,765	1,357	1.65
First Financial Holding Co.	1,276,670	1,269	1.54
Fomento Economico Mexica-UBD	123,856	1,272	1.55
Gulf Bank	1,049,454	1,232	1.50
Hanjin Kal Corp.	14,201	1,240	1.51
HD Hyundai Heavy Industries	3,961	1,254	1.52
Hybe Co. Ltd.	5,665	1,293	1.57
Impala Platinum Holdings Ltd.	149,827	1,344	1.63
Jentech Precision Industrial Co. Ltd.	26,204	1,354	1.65
Kakao Corp.	42,206	1,871	2.27
Kakaobank Corp.	70,466	1,562	1.90
Kuwait Finance House	482,182	1,265	1.54
LG Display Co. Ltd.	190,435	1,261	1.53
Mabanee Co KPSC	554,945	1,587	1.93
Mirae Asset Securities Co. Ltd.	119,002	1,886	2.29
Motiva Infraestrutura de Mobilidade SA	479,466	1,216	1.48
MTN Group Ltd.	168,345	1,338	1.63
Naver Corp.	8,553	1,659	2.02
Ncsoft Corp.	10,165	1,551	1.89
Nu Holdings Ltd.	97,015	1,331	1.62
Outsurance Group Ltd.	280,018	1,238	1.50

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Anti-Value + Quality + Korea short Index (cont'd)
Qatar Gas Transport	1,009,426	$1,374	1.67%
Rumo SA	357,866	1,220	1.48
Samsung Heavy Industries	106,152	1,314	1.60
Samsung SDI Co. Ltd.	9,769	1,247	1.52
Sinopac Financial Holdings	1,517,082	1,256	1.53
SK Innovation Co. Ltd.	22,332	2,019	2.45
SKC Co. Ltd.	16,923	1,378	1.67
S-Oil Corp.	36,987	1,637	1.99
Taiwan Business Bank	2,351,986	1,235	1.50
Trust Fibra UNO	1,164,377	1,604	1.95
Unimicron Technology Corp.	334,895	1,306	1.59

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EM Value + Quality + Korea Long Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality + Korea Long Index
Absa Group Ltd.	124,263	$1,234	1.50%
Akbank T.A.S.	863,801	1,479	1.80
Bank Pekao SA	24,350	1,248	1.52
Cia Energetica Minas Ger — Prf	715,968	1,422	1.73
Cia Saneamento Basico do Estado de Sao Paulo	63,975	1,402	1.70
CJ Cheiljedang Corp.	7,051	1,297	1.58
Commercial International Bank	727,124	1,236	1.50
Compal Electronics	1,203,822	1,194	1.45
Coway Co. Ltd.	17,587	1,258	1.53
CPFL Energia SA	188,685	1,418	1.72
DB Insurance Co. Ltd.	16,677	1,519	1.85
Doosan Bobcat, Inc.	34,035	1,463	1.78
Dubai Islamic Bank	537,168	1,327	1.61
Energisa SA	161,898	1,439	1.75
Eurobank Ergasias Services and Holdings SA	387,344	1,329	1.62
Fubon Financial Holding Co.	431,952	1,290	1.57
Gerdau SA — Pref	418,172	1,231	1.50
Gold Fields Ltd.	51,687	1,213	1.47
Grupo Financiero Banorte	132,301	1,206	1.47
Grupo Mexico SAB de CV — Ser B	210,152	1,269	1.54
Hankook Tire & Technology Co.	41,303	1,213	1.47
Hyundai Glovis Co. Ltd.	14,906	1,484	1.80
Hyundai Mobis Co. Ltd.	6,417	1,361	1.65
Hyundai Motor Co. Ltd. — 2nd Prf	10,580	1,242	1.51
Itau Unibanco Holding SA — Pref	175,830	1,195	1.45
Kia Corp.	17,413	1,247	1.52
Largan Precision Co. Ltd.	15,227	1,240	1.51
Latam Airlines Group SA	63,791,327	1,289	1.57
LG Electronics, Inc.	22,590	1,232	1.50
LG Innotek Co. Ltd.	10,983	1,196	1.45
LG Uplus Corp.	122,162	1,291	1.57
Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality + Korea Long Index (cont'd)
Meritz Financial Group, Inc.	14,473	$1,203	1.46%
Nahdi Medical Co.	36,185	1,232	1.50
National Bank of Greece	97,662	1,244	1.51
Piraeus Financial Holdings SA	178,692	1,236	1.50
Ptt Explor & Prod PCL	365,214	1,231	1.50
Realtek Semiconductor Corp.	65,694	1,274	1.55
Reinet Investments SCA	43,099	1,401	1.70
Samsung Electro-Mechanics Co.	13,157	1,309	1.59
Samsung Electronics — Pref	34,486	1,261	1.53
Samsung Electronics Co. Ltd.	28,512	1,260	1.53
Samsung Fire & Marine Insurance	4,340	1,392	1.69
Samsung SDS Co. Ltd.	11,799	1,478	1.80
SK Hynix, Inc.	7,921	1,709	2.08
Sk Square Co. Ltd.	16,207	2,191	2.66
SK Telecom	30,777	1,289	1.57
Tim SA	325,362	1,320	1.60
Turkiye Is Bankasi — Class C	4,122,685	1,382	1.68
Ultrapar Participacoes SA	389,924	1,258	1.53
Yapi Ve Kredi Bankasi	1,704,870	1,357	1.65

The following table represents the equity basket individual holdings underlying the total return swap with JPM Japan Growth Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Growth Index
Advantest Corp.	308,331	$22,778	27.69%
Ajinomoto Co., Inc.	778,635	21,103	25.65
Asics Corp.	846,401	21,596	26.25
Capcom Co. Ltd.	622,510	21,291	25.88
Chugai Pharmaceutical Co. Ltd.	385,278	20,101	24.44
Disco Corp.	82,669	24,434	29.70
Fanuc Corp.	748,061	20,435	24.84
Fast Retailing Co. Ltd.	61,189	21,009	25.54
Fujikura Ltd.	418,928	21,991	26.73
Hikari Tsushin, Inc.	69,263	20,438	24.84
Hitachi Ltd.	717,364	20,915	25.42
IHI Corp.	180,977	19,625	23.86
Japan Exchange Group, Inc.	1,828,237	18,513	22.50
Kao Corp.	430,100	19,255	23.41
Keyence Corp.	49,384	19,804	24.07
Kobe Bussan Co. Ltd.	613,103	19,035	23.14
M3, Inc.	1,428,825	19,669	23.91
Mitsubishi Heavy Industries	803,837	20,120	24.46
Monotaro Co. Ltd.	1,001,625	19,757	24.02
Nintendo Co. Ltd.	240,545	23,149	28.14
Nippon Building Fund, Inc.	21,591	19,895	24.18
Nippon Paint Holdings Co. Ltd.	2,593,093	20,855	25.35
Nippon Sanso Holdings Corp.	547,400	20,734	25.20
Obic Co. Ltd.	527,208	20,510	24.93
Oracle Corp. Japan	166,353	19,821	24.09

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Growth Index (cont'd)
Oriental Land Co. Ltd.	902,976	$20,810	25.30%
Rakuten Group, Inc.	3,559,264	19,653	23.89
Recruit Holdings Co. Ltd.	362,258	21,437	26.06
Resona Holdings, Inc.	2,178,427	20,118	24.46
Sanrio Co. Ltd.	424,514	20,509	24.93
Smc Corp.	56,324	20,322	24.70
T&D Holdings, Inc.	884,358	19,437	23.63
Terumo Corp.	1,107,947	20,357	24.75
Tokio Marine Holdings, Inc.	485,069	20,552	24.98

The following table represents the equity basket holdings underlying the total return swap with JPM Japan Value Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Value Index
AGC, Inc.	623,625	$18,277	22.22%
Ana Holdings, Inc.	956,983	18,728	22.77
Asahi Kasei Corp.	2,759,287	19,648	23.88
Astellas Pharma, Inc.	1,900,524	18,665	22.69
Canon, Inc.	622,436	18,078	21.98
Daiwa House Industry Co. Ltd.	542,153	18,622	22.64
Honda Motor Co. Ltd.	1,835,511	17,747	21.57
Isuzu Motors Ltd.	1,459,897	18,528	22.52
Japan Airlines Co. Ltd.	946,139	19,296	23.46
Kawasaki Kisen Kaisha Ltd.	1,257,007	17,814	21.65
KDDI Corp.	1,079,588	18,563	22.57
Kirin Holdings Co. Ltd.	1,279,182	17,911	21.77
Kubota Corp.	1,672,626	18,810	22.87
Meiji Holdings Co. Ltd.	820,936	18,140	22.05
Mitsubishi HC Capital, Inc.	2,500,636	18,387	22.35
Mitsui Osk Lines Ltd.	527,781	17,638	21.44
Nippon Steel Corp.	916,132	17,360	21.10
Nippon Yusen Kabushiki Kaisha	512,695	18,442	22.42
Nomura Holdings, Inc.	2,965,337	19,573	23.79
NTT, Inc.	16,990,197	18,140	22.05
Omron Corp.	689,055	18,603	22.61
Ono Pharmaceutical Co. Ltd.	1,685,930	18,223	22.15
Orix Corp.	851,057	19,236	23.38
Otsuka Holdings Co. Ltd.	364,799	18,087	21.99
Panasonic Holdings Corp.	1,751,002	18,884	22.96
Renesas Electronics Corp.	1,411,969	17,514	21.29
Ricoh Co. Ltd.	2,063,957	19,541	23.75
SBI Holdings, Inc.	581,327	20,274	24.64
Screen Holdings Co. Ltd.	253,582	20,676	25.13
Subaru Corp.	1,052,966	18,365	22.32
Sumitomo Corp.	726,559	18,785	22.83
Suntory Beverage & Food Ltd.	567,765	18,147	22.06
Suzuki Motor Corp.	1,546,795	18,693	22.72
Toyota Tsusho Corp.	877,018	19,878	24.16

@  Value/Notional amount is less than $500.

CAC  Cotation Assistée en Continu.

CDI  CHESS Depositary Interest.

EMU  European Economic and Monetary Union.

ESTR  Euro Short-Term Rate.

FTSE  Financial Times Stock Exchange.

IBEX  Índice Bursátil Español.

KFE  Korean Futures Exchange.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International.

PJSC  Public Joint Stock Company.

REIT  Real Estate Investment Trust.

SFE  Sydney Futures Exchange.

SGX  Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

THOR  Thai Overnight Repurchase Rate.

TONAR  Tokyo Overnight Average Rate.

TSE  Tokyo Stock Exchange.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RON  — Romanian New Leu

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	45.6%
Sovereign	18.7
Short-Term Investments	15.7
Other*	11.1
Corporate Bonds	8.9
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $16,113,000 and net unrealized depreciation of approximately $36,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $53,000. Also does not include open swap agreements with net unrealized appreciation of approximately $978,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $59,184)	$69,906
Investment in Security of Affiliated Issuer, at Value (Cost $11,153)	11,153
Total Investments in Securities, at Value (Cost $70,337)	81,059
Foreign Currency, at Value (Cost $715)	725
Cash	6
Receivable for Investments Sold	1,213
Unrealized Appreciation on Swap Agreements	1,211
Receivable for Variation Margin on Futures Contracts	633
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	503
Due from Broker	255
Interest Receivable	216
Receivable from Affiliate	35
Tax Reclaim Receivable	33
Dividends Receivable	27
Due from Adviser	25
Receivable for Variation Margin on Swap Agreements	12
Receivable for Fund Shares Sold	—	@
Other Assets	17
Total Assets	85,970
Liabilities:
Payable for Investments Purchased	2,031
Due to Broker	570
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	450
Unrealized Depreciation on Swap Agreements	369
Payable for Professional Fees	87
Payable for Custodian Fees	72
Payable for Fund Shares Redeemed	40
Payable for Servicing Fees	25
Payable for Administration Fees	5
Payable for Distribution Fees — Class II Shares	1
Payable for Transfer Agency Fees	—	@
Deferred Capital Gain Country Tax	—	@
Other Liabilities	56
Total Liabilities	3,706
NET ASSETS	$82,264
Net Assets Consist of:
Paid-in-Capital	$66,105
Total Distributable Earnings	16,159
Net Assets	$82,264
CLASS I:
Net Assets	$68,217
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,734,681 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.13
CLASS II:
Net Assets	$14,047
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,401,003 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.03

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$552
Dividends from Securities of Unaffiliated Issuers (Net of $31 of Foreign Taxes Withheld)	366
Dividends from Security of Affiliated Issuer (Note H)	233
Total Investment Income	1,151
Expenses:
Advisory Fees (Note B)	298
Custodian Fees (Note G)	112
Professional Fees	110
Servicing Fees (Note D)	61
Pricing Fees	54
Administration Fees (Note C)	32
Distribution Fees — Class II Shares (Note E)	17
Shareholder Reporting Fees	9
Transfer Agency Fees (Note F)	8
Directors' Fees and Expenses	2
Other Expenses	7
Total Expenses	710
Waiver of Advisory Fees (Note B)	(298)
Expenses Reimbursed by Adviser (Note B)	(38)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	356
Net Investment Income	795
Realized Gain:
Investments Sold	355
Foreign Currency Forward Exchange Contracts	135
Foreign Currency Transaction	184
Futures Contracts	148
Swap Agreements	58
Net Realized Gain	880
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	4,658
Foreign Currency Forward Exchange Contracts	35
Foreign Currency Translation	(187)
Futures Contracts	(61)
Swap Agreements	1,507
Net Change in Unrealized Appreciation (Depreciation)	5,952
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,832
Net Increase in Net Assets Resulting from Operations	$7,627

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$795	$1,899
Net Realized Gain	880	3,899
Net Change in Unrealized Appreciation (Depreciation)	5,952	233
Net Increase in Net Assets Resulting from Operations	7,627	6,031
Capital Share Transactions:(1)
Class I:
Subscribed	2,008	3,855
Redeemed	(8,042)	(9,510)
Class II:
Subscribed	412	1,366
Redeemed	(1,773)	(2,077)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,395)	(6,366)
Total Increase (Decrease) in Net Assets	232	(335)
Net Assets:
Beginning of Period	82,032	82,367
End of Period	$82,264	$82,032
(1) Capital Share Transactions:
Class I:
Shares Subscribed	210	425
Shares Redeemed	(850)	(1,051)
Net Decrease in Class I Shares Outstanding	(640)	(626)
Class II:
Shares Subscribed	44	153
Shares Redeemed	(189)	(233)
Net Decrease in Class II Shares Outstanding	(145)	(80)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.21		$8.57		$7.64		$11.30		$10.99		$10.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.21		0.17		0.14		0.10		0.09
Net Realized and Unrealized Gain (Loss)	0.82		0.43		0.89		(2.07)		0.81		0.95
Total from Investment Operations	0.92		0.64		1.06		(1.93)		0.91		1.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.13)		—		(0.21)		(0.16)
Net Realized Gain	—		—		—		(1.73)		(0.39)		(0.80)
Total Distributions	—		—		(0.13)		(1.73)		(0.60)		(0.96)
Net Asset Value, End of Period	$10.13		$9.21		$8.57		$7.64		$11.30		$10.99
Total Return(2)	9.99	%(3)	7.47%		14.07	%(4)	(16.94)%		8.37%		10.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,217		$67,928		$68,557		$66,072		$88,704		$88,563
Ratio of Expenses Before Expense Limitation	1.75	%(5)	1.79%		1.69%		1.77%		1.52%		1.59%
Ratio of Expenses After Expense Limitation	0.88	%(5)(6)	0.88	%(6)	0.87	%(6)(7)	0.88	%(6)	0.90	%(6)	0.88	%(6)
Ratio of Net Investment Income	2.02	%(5)(6)	2.30	%(6)	2.06	%(6)(7)	1.59	%(6)	0.89	%(6)	0.89	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.00	%(8)	0.02%
Portfolio Turnover Rate	55	%(3)	98%		102%		99%		111%		114%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	2.05%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$9.12		$8.49		$7.58		$11.23		$10.93		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.20		0.16		0.13		0.09		0.08
Net Realized and Unrealized Gain (Loss)	0.82		0.43		0.88		(2.05)		0.80		0.94
Total from Investment Operations	0.91		0.63		1.04		(1.92)		0.89		1.02
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.13)		—		(0.20)		(0.14)
Net Realized Gain	—		—		—		(1.73)		(0.39)		(0.80)
Total Distributions	—		—		(0.13)		(1.73)		(0.59)		(0.94)
Net Asset Value, End of Period	$10.03		$9.12		$8.49		$7.58		$11.23		$10.93
Total Return(2)	9.98	%(3)	7.42%		13.94	%(4)	(17.07)%		8.22%		10.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,047		$14,104		$13,810		$13,548		$16,785		$16,204
Ratio of Expenses Before Expense Limitation	2.00	%(5)	2.04%		1.94%		2.02%		1.77%		1.84%
Ratio of Expenses After Expense Limitation	0.98	%(5)(6)	0.98	%(6)	0.97	%(6)(7)	0.98	%(6)	1.00	%(6)	0.98	%(6)
Ratio of Net Investment Income	1.92	%(5)(6)	2.20	%(6)	1.96	%(6)(7)	1.49	%(6)	0.79	%(6)	0.79	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.00	%(8)	0.02%
Portfolio Turnover Rate	55	%(3)	98%		102%		99%		111%		114%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.98%	1.95%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Strategist Portfolio. The Fund seeks total return and has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2025, the Subsidiary represented approximately $3,979,000 or approximately 4.84% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,266	$—	$3,266
Asset-Backed Securities	—	624	—	624
Commercial Mortgage - Backed Securities	—	419	—	419
Corporate Bonds	—	7,214	—	7,214
Mortgages - Other	—	1,186	—	1,186
Sovereign	—	15,181	—	15,181
Supranational	—	535	—	535
U.S. Treasury Securities	—	2,911	—	2,911
Total Fixed Income Securities	—	31,336	—	31,336
Common Stocks
Aerospace & Defense	594	369	—	963
Air Freight & Logistics	78	57	—	135
Automobile Components	14	20	—	34
Automobiles	525	84	—	609
Banks	1,312	1,045	—	2,357
Beverages	318	122	—	440
Biotechnology	468	76	—	544
Broadline Retail	1,169	91	—	1,260
Building Products	157	80	—	237
Capital Markets	976	313	—	1,289
Chemicals	335	223	—	558
Commercial Services & Supplies	208	23	—	231
Communications Equipment	250	31	—	281
Construction & Engineering	71	68	—	139
Construction Materials	82	51	—	133
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Consumer Finance	$172	$—	$—		$172
Consumer Staples Distribution & Retail	586	92	—		678
Containers & Packaging	69	3	—		72
Distributors	19	3	—		22
Diversified Consumer Services	—	5	—		5
Diversified REITs	7	11	—		18
Diversified Telecommunication Services	207	170	—		377
Electric Utilities	433	114	—		547
Electrical Equipment	253	223	—		476
Electronic Equipment, Instruments & Components	190	22	—		212
Energy Equipment & Services	51	1	—	†	52	†
Entertainment	612	28	—		640
Financial Services	1,077	105	—		1,182
Food Products	154	253	—		407
Gas Utilities	17	8	—		25
Ground Transportation	331	1	—		332
Health Care Equipment & Supplies	617	153	—		770
Health Care Providers & Services	475	29	—		504
Health Care REITs	78	—	—		78
Health Care Technology	22	6	—		28
Hotels, Restaurants & Leisure	600	132	—		732
Household Durables	73	5	—		78
Household Products	269	50	—		319
Independent Power & Renewable Electricity Producers	36	25	—		61
Industrial Conglomerates	119	141	—		260
Industrial REITs	49	36	—		85
Information Technology Services	490	15	—		505
Insurance	687	507	—		1,194
Interactive Media & Services	1,826	22	—		1,848
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	225	53	—		278
Machinery	425	196	—		621
Marine Transportation	—	16	—		16
Media	127	27	—		154
Metals & Mining	251	221	—	†	472	†
Mortgage Real Estate Investment	6	—	—		6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Multi-Utilities	$168	$110		$—		$278
Office REITs	5	3		—		8
Oil, Gas & Consumable Fuels	1,006	306		—		1,312
Paper & Forest Products	2	23		—		25
Passenger Airlines	7	26		—		33
Personal Care Products	30	156		—		186
Pharmaceuticals	788	776		—		1,564
Professional Services	208	148		—		356
Real Estate Management & Development	48	45		—		93
Residential REITs	88	—		—		88
Retail REITs	66	28		—		94
Semiconductors & Semiconductor Equipment	3,398	258		—		3,656
Software	3,272	244		—		3,516
Specialized REITs	246	—		—		246
Specialty Retail	482	37		—		519
Tech Hardware, Storage & Peripherals	1,681	9		—		1,690
Textiles, Apparel & Luxury Goods	61	240		—		301
Tobacco	197	75		—		272
Trading Companies & Distributors	120	50		—		170
Transportation Infrastructure	—	34		—		34
Water Utilities	19	12		—		31
Wireless Telecommunication Services	61	18		—		79
Total Common Stocks	29,063	7,924		—	†	36,987	†
Rights	—	—	@	—		—	@
Warrants	—	—		—	†	—	†
Short-Term Investments
Investment Company	11,153	—		—		11,153
U.S. Treasury Security	—	1,583		—		1,583
Total Short-Term Investments	11,153	1,583		—		12,736
Foreign Currency Forward Exchange Contracts	—	503		—		503
Futures Contracts	107	—		—		107
Centrally Cleared Interest Rate Swap Agreements	—	139		—		139
Total Return Swap Agreements	—	1,211		—		1,211
Total Assets	40,323	42,696		—	†	83,019	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(450)	$—		$(450)
Futures Contracts	(143)	—	—		(143)
Centrally Cleared Interest Rate Swap Agreement	—	(3)	—		(3)
Total Return Swap Agreements	—	(369)	—		(369)
Total Liabilities	(143)	(822)	—		(965)
Total	$40,180	$41,874	$—	†	$82,054 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	††	$—	††
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	††	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—		$—

††  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns. As of June 30, 2025, the Fund did not have any open option contracts.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Consolidated Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2025:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$503
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	13	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	94	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	139	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,211
Total			$1,960
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(450)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(126	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(17	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(3	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(369)
Total			$(965)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$135
Commodity Risk	Futures Contracts	(13)
Equity Risk	Futures Contracts	257
Interest Rate Risk	Futures Contracts	(96)
Equity Risk	Swap Agreements	318
Interest Rate Risk	Swap Agreements	(260)
Equity Risk Currency Risk	Investments (Purchased Options)	32 (a)
Total		$373

(a)  Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$35
Commodity Risk	Futures Contracts	(30)
Equity Risk	Futures Contracts	(131)
Interest Rate Risk	Futures Contracts	100
Equity Risk	Swap Agreements	1,413
Interest Rate Risk	Swap Agreements	94
Total		$1,481

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$503	$(450)
Swap Agreements	1,211	(369)
Total	$1,714	$(819)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$61		$	(— @)	$—	$61
Barclays Bank PLC	128			(45)	—	83
BNP Paribas SA	253			(162)	—	91
Citibank NA	31			(— @)	—	31
Credit Agricole CIB	1			—	—	1
Goldman Sachs International	895			(316)	(570)	9
JPMorgan Chase Bank NA	182			(171)	—	11
Royal Bank of Canada	1			(1)	—	0
State Street Bank and Trust Co.	—	@		—	—	—	@
UBS AG	162			(3)	(159)	0
Total	$1,714			$(698)	$(729)	$287
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	45			(45)	—	0
BNP Paribas SA	165			(162)	—	3
Citibank NA	—	@		(— @)	—	0
Deutsche Bank AG	—	@		—	—	—	@
Goldman Sachs International	375			(316)	—	59
JPMorgan Chase Bank NA	205			(171)	—	34
Royal Bank of Canada	26			(1)	—	25
UBS AG	3			(3)	—	0
Total	$819			$(698)	$—	$121

@  Value is less than $500.

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$37,945,000
Futures Contracts:
Average monthly notional value	$22,291,000
Swap Agreements:
Average monthly notional amount	$21,351,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually . Net realized capital gains, if any, are distributed at least annually.

9.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, approximately $298,000 of advisory fees were waived and approximately $38,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of June 30, 2025, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2025, this waiver amounted to approximately $10,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $16,358,000 and $15,813,000, respectively. For the six months ended June 30, 2025, purchases and sales of long-term U.S. Government securities were approximately $20,185,000 and $22,166,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

Affiliated Investment Company	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$15,081	$29,755	$33,683	$233
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Liquidity Fund	$—	$—	$11,153

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

fiscal years December 31, 2024 and December 31, 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$1,339	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassification among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1,978	$(1,978)

At December 31, 2024, the components of distributable earnings for the Funds on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,017	$827

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,476,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.6%

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group averages for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average, and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MGTPX-NCSR 6.30.25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2025 (unaudited)

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (91.2%)
Automobiles (5.6%)
Tesla, Inc. (a)	137,413	$43,651
Biotechnology (0.9%)
Roivant Sciences Ltd. (a)	651,527	7,343
Broadline Retail (4.7%)
MercadoLibre, Inc. (a)	14,208	37,134
Capital Markets (3.2%)
Coinbase Global, Inc., Class A (a)	52,826	18,515
Intercontinental Exchange, Inc.	35,484	6,510
		25,025
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (5.8%)
ROBLOX Corp., Class A (a)	429,130	45,145
Financial Services (8.4%)
Affirm Holdings, Inc. (a)	727,213	50,280
Federal National Mortgage Association (a)	1,581,923	15,091
		65,371
Hotels, Restaurants & Leisure (5.7%)
Airbnb, Inc., Class A (a)	57,219	7,572
DoorDash, Inc., Class A (a)	150,763	37,165
		44,737
Information Technology Services (21.6%)
Cloudflare, Inc., Class A (a)	485,897	95,153
Shopify, Inc., Class A (Canada) (a)	322,561	37,207
Snowflake, Inc., Class A (a)	165,387	37,009
		169,369
Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	1,023,943	36,893
Software (23.2%)
AppLovin Corp., Class A (a)	116,588	40,815
Aurora Innovation, Inc. (a)	5,176,786	27,126
Crowdstrike Holdings, Inc., Class A (a)	72,171	36,758
MicroStrategy, Inc., Class A (a)	126,120	50,982
Samsara, Inc., Class A (a)	659,231	26,224
		181,905
Tech Hardware, Storage & Peripherals (2.6%)
IonQ, Inc. (a)	464,361	19,954
Trading Companies & Distributors (4.8%)
Core & Main, Inc., Class A (a)	194,536	11,740
QXO, Inc. (a)	1,208,218	26,025
		37,765
Total Common Stocks (Cost $462,720)		714,292
	Shares	Value (000)
Preferred Stocks (1.8%)
Financial Services (0.2%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	$1,558
Software (1.6%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	9,300
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,509
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	616
		12,425
Total Preferred Stocks (Cost $13,231)		13,983
Investment Company (2.7%)
iShares Bitcoin Trust ETF (a) (Cost $13,615)	351,849	21,537
Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (See Note H) (Cost $16,168)	16,167,982	16,168
Total Investments Excluding Purchased Options (97.8%) (Cost $505,734)		765,980
Total Purchased Options Outstanding (0.1%) (Cost $3,722)		707
Total Investments (97.9%) (Cost $509,456) (d)(e)		766,687
Other Assets in Excess of Liabilities (2.1%)		16,678
Net Assets (100.0%)		$783,365

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2025 amounts to approximately $13,983,000 and represents 1.8% of net assets.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  Securities are available for collateral in connection with purchased options.

(e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $266,442,000 and the aggregate gross unrealized depreciation is approximately $9,211,000, resulting in net unrealized appreciation of approximately $257,231,000.

ETF  Exchange Traded Fund.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	61,070,267	$61,070	$6		$254	$(248)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	169,787,952	169,788	355		707	(352)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	127,991,317	127,991	33		557	(524)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	55,148,879	55,149	—	@	240	(240)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	173,385,312	173,385	166		716	(550)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	112,218,546	112,219	114		544	(430)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	148,521,048	148,521	33		704	(671)
							$707		$3,722	$(3,015)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.4%
Software	25.4
Information Technology Services	22.1
Financial Services	8.7
Entertainment	5.9
Hotels, Restaurants & Leisure	5.8
Automobiles	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $493,288)	$750,519
Investment in Security of Affiliated Issuer, at Value (Cost $16,168)	16,168
Total Investments in Securities, at Value (Cost $509,456)	766,687
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	19,679
Receivable for Investments Sold	823
Receivable from Affiliate	81
Other Assets	47
Total Assets	787,318
Liabilities:
Payable for Fund Shares Redeemed	1,973
Due to Broker	1,000
Payable for Advisory Fees	493
Payable for Servicing Fees	239
Payable for Professional Fees	64
Payable for Distribution Fees — Class II Shares	64
Payable for Administration Fees	49
Payable for Directors' Fees and Expenses	10
Payable for Custodian Fees	9
Other Liabilities	52
Total Liabilities	3,953
NET ASSETS	$783,365
Net Assets Consist of:
Paid-in-Capital	$548,437
Total Distributable Earnings	234,928
Net Assets	$783,365
CLASS I:
Net Assets	$440,466
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,205,991 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$25.60
CLASS II:
Net Assets	$342,899
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,721,074 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.35

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2025 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$551
Dividends from Security of Affiliated Issuer (Note H)	510
Total Investment Income	1,061
Expenses:
Advisory Fees (Note B)	1,701
Servicing Fees (Note D)	469
Distribution Fees — Class II Shares (Note E)	356
Administration Fees (Note C)	272
Professional Fees	93
Custodian Fees (Note G)	16
Shareholder Reporting Fees	13
Transfer Agency Fees (Note F)	9
Directors' Fees and Expenses	6
Interest Expenses	2
Pricing Fees	1
Other Expenses	24
Total Expenses	2,962
Waiver of Advisory Fees (Note B)	(667)
Rebate from Morgan Stanley Affiliate (Note H)	(24)
Net Expenses	2,271
Net Investment Loss	(1,210)
Realized Gain:
Investments Sold	29,586
Payment from Adviser (Note B)	251
Foreign Currency Transaction	15
Net Realized Gain	29,852
Change in Unrealized Appreciation (Depreciation):
Investments	91,881
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	91,881
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	121,733
Net Increase in Net Assets Resulting from Operations	$120,523

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2025 (unaudited) (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,210)	$(9,140)
Net Realized Gain	29,852	136,106
Net Change in Unrealized Appreciation (Depreciation)	91,881	155,439
Net Increase in Net Assets Resulting from Operations	120,523	282,405
Capital Share Transactions:(1)
Class I:
Subscribed	5,318	12,162
Redeemed	(50,783)	(55,667)
Class II:
Subscribed	46,424	44,034
Redeemed	(55,940)	(79,866)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(54,981)	(79,337)
Total Increase in Net Assets	65,542	203,068
Net Assets:
Beginning of Period	717,823	514,755
End of Period	$783,365	$717,823
(1) Capital Share Transactions:
Class I:
Shares Subscribed	244	815
Shares Redeemed	(2,309)	(3,776)
Net Decrease in Class I Shares Outstanding	(2,065)	(2,961)
Class II:
Shares Subscribed	2,592	3,712
Shares Redeemed	(3,391)	(6,712)
Net Decrease in Class II Shares Outstanding	(799)	(3,000)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$21.58		$13.35		$8.98		$53.72		$70.24		$35.80
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.24)		(0.03)		(0.07)		(0.35)		(0.28)
Net Realized and Unrealized Gain (Loss)	4.05		8.47		4.40		(30.00)		2.53		40.32
Total from Investment Operations	4.02		8.23		4.37		(30.07)		2.18		40.04
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(14.67)		(18.70)		(5.60)
Net Asset Value, End of Period	$25.60		$21.58	(3)	$13.35		$8.98		$53.72		$70.24
Total Return(4)	30.81	%(5)(6)	61.65	%(3)(7)	48.66	%(5)(8)	(60.07	)%(5)	0.10	%(5)	117.31	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$440,466		$415,789		$296,798		$220,167		$645,473		$737,155
Ratio of Expenses Before Expense Limitation	0.77	%(9)	2.18%		0.78%		0.78%		0.74%		0.74%
Ratio of Expenses After Expense Limitation	0.56	%(9)(10)	1.97	%(10)(11)	0.56	%(10)	0.57	%(10)	0.57	%(10)	0.56	%(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.56	%(9)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.25	)%(9)(10)	(1.63	)%(10)(11)	(0.28	)%(10)	(0.39	)%(10)	(0.52	)%(10)	(0.55	)%(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(12)	0.00	%(12)	0.01%
Portfolio Turnover Rate	48	%(6)	44%		33%		41%		59%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.

(4)  Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Performance was positively impacted by approximately 15.06% for Class I shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the total return for Class I shares would have been 46.59%.

(8)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.56%	(0.22)%

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2025		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$16.31		$10.13		$6.83		$48.42		$65.09		$33.51
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.21)		(0.04)		(0.09)		(0.46)		(0.38)
Net Realized and Unrealized Gain (Loss)	3.08		6.39		3.34		(26.83)		2.49		37.56
Total from Investment Operations	3.04		6.18		3.30		(26.92)		2.03		37.18
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(14.67)		(18.70)		(5.60)
Net Asset Value, End of Period	$19.35		$16.31	(3)	$10.13		$6.83		$48.42		$65.09
Total Return(4)	30.65	%(5)(6)	61.01	%(3)(7)	48.32	%(5)(8)	(60.16	)%(5)	(0.15	)%(5)	116.76	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$342,899		$302,034		$217,957		$154,448		$359,607		$388,580
Ratio of Expenses Before Expense Limitation	1.02	%(9)	2.40%		1.03%		1.03%		0.99%		0.99%
Ratio of Expenses After Expense Limitation	0.81	%(9)(10)	2.19	%(10)(11)	0.81	%(10)	0.82	%(10)	0.82	%(10)	0.81	%(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.81	%(9)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.50	)%(9)(10)	(1.85	)%(10)(11)	(0.53	)%(10)	(0.64	)%(10)	(0.77	)%(10)	(0.80	)%(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(12)	0.00	%(12)	0.01%
Portfolio Turnover Rate	48	%(6)	44%		33%		41%		59%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.

(4)  Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Performance was positively impacted by approximately 14.81% for Class II shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the total return for Class II shares would have been 46.20%.

(8)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.81%	(0.47)%

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.

The accompanying consolidated financial statements relates to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoinETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the

Subsidiary are consistent with those of the Fund. As of June 30, 2025, the Subsidiary represented approximately $21,547,000 or approximately 2.75% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$43,651	$—	$—		$43,651
Biotechnology	7,343	—	—		7,343
Broadline Retail	37,134	—	—		37,134
Capital Markets	25,025	—	—		25,025
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	45,145	—	—		45,145
Financial Services	65,371	—	—		65,371
Hotels, Restaurants & Leisure	44,737	—	—		44,737
Information Technology Services	169,369	—	—		169,369
Pharmaceuticals	36,893	—	—		36,893
Software	181,905	—	—		181,905
Tech Hardware, Storage & Peripherals	19,954	—	—		19,954
Trading Companies & Distributors	37,765	—	—		37,765
Total Common Stocks	714,292	—	—	†	714,292	†
Preferred Stocks
Financial Services	—	—	1,558		1,558
Software	—	—	12,425		12,425
Total Preferred Stocks	—	—	13,983		13,983
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$21,537	$—	$—		$21,537
Call Options Purchased	—	707	—		707
Short-Term Investment
Investment Company	16,168	—	—		16,168
Total Assets	$751,997	$707	$13,983	†	$766,687	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$15,472
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(1,489)
Realized gains (losses)	—		—
Ending Balance	$—	†	$13,983
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—		$(1,489)

†  Includes a security valued at zero.

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$13,983	Market Transaction Method	Precedent Transaction	$4.23–$35.66/$26.76	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%-17.0%/15.1%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.2x-36.4x/13.9x	Increase
			Discount for Lack of Marketability	6.0%-15.0%/14.2%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares"market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2025:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$707	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,014	)(a)

(a)  Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,165	)(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$707	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$388	$—	$(388)	$0
JPMorgan Chase Bank NA	172	—	(172)	0
Standard Chartered Bank	147	—	(147)	0
Total	$707	$—	$(707)	$0

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	691,705,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.30% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, approximately $667,000 of advisory fees were waived pursuant to this arrangement.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser made a payment to the Fund of $251,442 related to a class action suit involving the Fund's past holdings which is included in "Payment from the Adviser" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $320,738,000 and $330,783,000, respectively. For the six months ended June 30, 2025, purchases and sales of long-term U.S. Government securities were approximately $11,544,000 and $0, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by approximately $24,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

Affiliated Investment Company	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$31,572	$228,732	$244,136	$510
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2025 (000)
Liquidity Fund	$—	$—	$16,168

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

During the year ended June 30, 2025, the Fund incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2,191	$(2,191)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $23,924,000 and $9,461,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $133,868,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

L. Other: At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 85.1%.

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods and below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2025 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MEGTX-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	August 20, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025